UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Mega Cap Stock Fund -
Class A, Class T, Class C, Class I and Class Z

Semi-Annual Report

December 31, 2016

Class A, Class T, Class C, Class I and Class Z are classes of Fidelity® Mega Cap Stock Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.(a)	4.9	3.9
Bank of America Corp.(a)	4.6	2.9
Apple, Inc.	4.0	3.3
Citigroup, Inc.(a)	3.7	2.5
Microsoft Corp.	3.7	3.4
General Electric Co.(a)	3.2	3.6
Chevron Corp.	2.7	2.8
Johnson & Johnson	2.2	2.7
Procter & Gamble Co.	2.1	2.4
Comcast Corp. Class A	2.1	2.0
	33.2

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.3	17.4
Information Technology	20.6	23.1
Health Care	13.0	14.4
Energy	12.7	11.5
Industrials	9.7	11.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*,**
Stocks	99.5%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 8.3%

 ** Written options - (0.5)%

As of June 30, 2016*,**
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 10.0%

 ** Written options - (0.0)%

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.4%
General Motors Co.	396,700	$13,821,028
Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp. (a)	112,000	5,981,920
Yum! Brands, Inc.	86,200	5,459,046
		11,440,966
Media - 5.5%
Comcast Corp. Class A	1,079,800	74,560,190
The Walt Disney Co.	355,600	37,060,632
Time Warner, Inc.	713,700	68,893,461
Viacom, Inc. Class B (non-vtg.)	423,900	14,878,890
		195,393,173
Multiline Retail - 1.3%
Target Corp.	645,400	46,617,242
Specialty Retail - 1.2%
Lowe's Companies, Inc.	603,900	42,949,368

TOTAL CONSUMER DISCRETIONARY		310,221,777

CONSUMER STAPLES - 7.0%
Beverages - 2.6%
Diageo PLC	548,273	14,227,604
PepsiCo, Inc.	256,305	26,817,192
The Coca-Cola Co.	1,206,500	50,021,490
		91,066,286
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	67,800	10,855,458
CVS Health Corp.	412,600	32,558,266
Kroger Co.	140,200	4,838,302
Walgreens Boots Alliance, Inc.	157,297	13,017,900
		61,269,926
Household Products - 2.1%
Procter & Gamble Co.	895,300	75,276,824
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	27,400	2,095,826
Tobacco - 0.5%
Altria Group, Inc.	68,500	4,631,970
Philip Morris International, Inc.	56,830	5,199,377
Reynolds American, Inc.	170,100	9,532,404
		19,363,751

TOTAL CONSUMER STAPLES		249,072,613

ENERGY - 12.5%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	73,500	4,775,295
Schlumberger Ltd.	243,400	20,433,430
		25,208,725
Oil, Gas & Consumable Fuels - 11.8%
Anadarko Petroleum Corp.	327,600	22,843,548
Apache Corp.	603,505	38,304,462
Chevron Corp.	815,200	95,949,040
ConocoPhillips Co.	1,418,800	71,138,632
Imperial Oil Ltd.	782,600	27,226,191
Kinder Morgan, Inc.	2,149,500	44,516,145
Suncor Energy, Inc.	1,909,900	62,447,108
The Williams Companies, Inc.	1,963,100	61,130,934
		423,556,060

TOTAL ENERGY		448,764,785

FINANCIALS - 23.3%
Banks - 18.1%
Bank of America Corp. (a)	7,438,400	164,388,640
Citigroup, Inc. (a)	2,217,770	131,802,071
JPMorgan Chase & Co. (a)	2,053,200	177,170,630
PNC Financial Services Group, Inc.	293,900	34,374,544
Standard Chartered PLC (United Kingdom) (b)	409,062	3,345,393
U.S. Bancorp (a)	1,247,700	64,094,349
Wells Fargo & Co.	1,295,530	71,396,658
		646,572,285
Capital Markets - 4.2%
Charles Schwab Corp. (a)	697,800	27,542,166
Goldman Sachs Group, Inc.	77,600	18,581,320
Morgan Stanley (a)	1,113,800	47,058,050
State Street Corp.	747,900	58,126,788
		151,308,324
Insurance - 1.0%
American International Group, Inc.	86,500	5,649,315
Marsh & McLennan Companies, Inc.	235,880	15,943,129
MetLife, Inc.	278,595	15,013,485
		36,605,929

TOTAL FINANCIALS		834,486,538

HEALTH CARE - 13.0%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (b)	156,600	19,160,010
Amgen, Inc.	197,490	28,875,013
Biogen, Inc. (b)	84,700	24,019,226
Gilead Sciences, Inc.	288,310	20,645,879
Intercept Pharmaceuticals, Inc. (b)	9,500	1,032,175
Regeneron Pharmaceuticals, Inc. (b)	19,900	7,305,091
Vertex Pharmaceuticals, Inc. (b)	133,500	9,834,945
		110,872,339
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	545,200	20,941,132
Becton, Dickinson & Co.	15,100	2,499,805
Boston Scientific Corp. (b)	419,300	9,069,459
Medtronic PLC	447,013	31,840,736
		64,351,132
Health Care Providers & Services - 1.9%
Anthem, Inc.	102,200	14,693,294
Cigna Corp.	118,700	15,833,393
Express Scripts Holding Co. (b)	163,262	11,230,793
McKesson Corp.	192,500	27,036,625
		68,794,105
Pharmaceuticals - 6.2%
Allergan PLC	57,900	12,159,579
AstraZeneca PLC sponsored ADR	238,900	6,526,748
Bayer AG	15,800	1,646,098
Bristol-Myers Squibb Co.	434,350	25,383,414
GlaxoSmithKline PLC sponsored ADR	1,322,300	50,921,773
Johnson & Johnson	674,000	77,651,540
Novartis AG sponsored ADR	78,800	5,739,792
Sanofi SA	125,299	10,132,324
Teva Pharmaceutical Industries Ltd. sponsored ADR	823,600	29,855,500
		220,016,768

TOTAL HEALTH CARE		464,034,344

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.3%
General Dynamics Corp.	27,900	4,817,214
The Boeing Co.	223,300	34,763,344
United Technologies Corp.	400,300	43,880,886
		83,461,444
Air Freight & Logistics - 1.5%
FedEx Corp.	87,100	16,218,020
United Parcel Service, Inc. Class B (a)	322,800	37,005,792
		53,223,812
Industrial Conglomerates - 3.2%
General Electric Co. (a)	3,635,200	114,872,320
Machinery - 0.5%
Caterpillar, Inc.	36,700	3,403,558
Deere & Co.	139,700	14,394,688
		17,798,246
Road & Rail - 2.2%
CSX Corp.	868,700	31,212,391
Norfolk Southern Corp.	148,400	16,037,588
Union Pacific Corp.	299,190	31,020,019
		78,269,998

TOTAL INDUSTRIALS		347,625,820

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,039,900	61,645,778
Internet Software & Services - 4.2%
Alphabet, Inc.:
Class A (b)	83,250	65,971,463
Class C (b)	78,026	60,222,027
Facebook, Inc. Class A (b)	222,400	25,587,120
		151,780,610
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (b)	213,500	11,962,405
First Data Corp. (c)	695,222	9,865,200
IBM Corp.	19,197	3,186,510
MasterCard, Inc. Class A (a)	419,800	43,344,350
PayPal Holdings, Inc. (b)	244,400	9,646,468
Visa, Inc. Class A	659,700	51,469,794
		129,474,727
Semiconductors & Semiconductor Equipment - 2.1%
Qualcomm, Inc. (a)	1,135,800	74,054,160
Software - 5.0%
Adobe Systems, Inc. (b)	165,500	17,038,225
Microsoft Corp.	2,116,900	131,544,166
Oracle Corp.	558,700	21,482,015
Salesforce.com, Inc. (b)	100,500	6,880,230
		176,944,636
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,247,407	144,474,679

TOTAL INFORMATION TECHNOLOGY		738,374,590

MATERIALS - 2.0%
Chemicals - 2.0%
E.I. du Pont de Nemours & Co.	238,500	17,505,900
LyondellBasell Industries NV Class A	220,000	18,871,600
Monsanto Co.	307,110	32,311,043
PPG Industries, Inc.	42,600	4,036,776
		72,725,319
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	57,700	6,097,736
Crown Castle International Corp.	24,800	2,151,896
Public Storage	17,400	3,888,900
		12,138,532
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	1,047,225	55,900,871
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	738,000	26,191,620
TOTAL COMMON STOCKS
(Cost $2,652,695,367)		3,559,536,809

Other - 0.2%
ENERGY - 0.2%
Oil, Gas and Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) unit (d)(e)
(Cost $6,161,494)	6,161,494	6,161,494

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.60% (f)
(Cost $30,280,323)	30,274,268	30,280,323
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $2,689,137,184)		3,595,978,626
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(17,011,348)
NET ASSETS - 100%		$3,578,967,278

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Bank of America Corp.	1/20/17 - $18.00	7,248	$173,948	$(3,007,920)
Bank of America Corp.	1/20/17 - $20.00	10,862	477,917	(2,433,088)
Charles Schwab	1/20/17 - $35.00	1,269	78,042	(571,050)
Citigroup, Inc.	1/20/17 - $50.00	1,911	387,924	(1,820,228)
Citigroup, Inc.	1/20/17 - $55.00	1,978	87,030	(944,495)
Citigroup, Inc.	2/17/17 - $60.00	1,054	125,423	(223,448)
General Electric	1/20/17 - $32.00	3,559	110,582	(133,463)
JPMorgan Chase & Co.	1/20/17 - $70.00	3,923	564,902	(6,414,104)
JPMorgan Chase & Co.	1/20/17 - $85.00	988	50,492	(230,204)
Las Vegas Sands Corp.	1/20/17 - $62.50	396	74,450	(1,782)
MasterCard, Inc.	1/20/17 - $105.00	865	243,369	(93,420)
Morgan Stanley	1/20/17 - $36.00	1,648	75,806	(1,046,480)
Qualcomm, Inc.	1/20/17 - $67.50	1,800	214,231	(88,200)
U.S. Bancorp	1/20/17 - $50.00	1,848	68,374	(337,260)
UPS	4/21/17 - $115.00	736	104,510	(277,840)
TOTAL WRITTEN OPTIONS			$2,837,000	$(17,622,982)

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $175,707,192.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,865,200 or 0.3% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,161,494 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16 - 11/4/16	$6,161,494

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,475
Fidelity Securities Lending Cash Central Fund	30,341
Total	$67,816

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$310,221,777	$310,221,777	$--	$--
Consumer Staples	249,072,613	234,845,009	14,227,604	--
Energy	448,764,785	448,764,785	--	--
Financials	834,486,538	834,486,538	--	--
Health Care	464,034,344	452,255,922	11,778,422	--
Industrials	347,625,820	347,625,820	--	--
Information Technology	738,374,590	738,374,590	--	--
Materials	72,725,319	72,725,319	--	--
Real Estate	12,138,532	12,138,532	--	--
Telecommunication Services	55,900,871	55,900,871	--	--
Utilities	26,191,620	26,191,620	--	--
Other	6,161,494	--	--	6,161,494
Money Market Funds	30,280,323	30,280,323	--	--
Total Investments in Securities:	$3,595,978,626	$3,563,811,106	$26,006,026	$6,161,494
Derivative Instruments:
Liabilities
Written Options	$(17,622,982)	$(17,622,982)	$--	$--
Total Liabilities	$(17,622,982)	$(17,622,982)	$--	$--
Total Derivative Instruments:	$(17,622,982)	$(17,622,982)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(17,622,982)
Total Equity Risk	0	(17,622,982)
Total Value of Derivatives	$0	$(17,622,982)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,658,856,861)	$3,565,698,303
Fidelity Central Funds (cost $30,280,323)	30,280,323
Total Investments (cost $2,689,137,184)		$3,595,978,626
Receivable for investments sold		5,458,844
Receivable for fund shares sold		2,460,958
Dividends receivable		3,929,421
Distributions receivable from Fidelity Central Funds		21,918
Prepaid expenses		6,712
Other receivables		10,180
Total assets		3,607,866,659
Liabilities
Payable for investments purchased	$6,230,584
Payable for fund shares redeemed	2,974,303
Accrued management fee	1,335,280
Distribution and service plan fees payable	54,286
Written options, at value (premium received $2,837,000)	17,622,982
Other affiliated payables	634,228
Other payables and accrued expenses	47,718
Total liabilities		28,899,381
Net Assets		$3,578,967,278
Net Assets consist of:
Paid in capital		$2,701,362,254
Undistributed net investment income		165,055
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,590,194)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		892,030,163
Net Assets		$3,578,967,278
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($70,979,356 ÷ 4,109,286 shares)		$17.27
Maximum offering price per share (100/94.25 of $17.27)		$18.32
Class T:
Net Asset Value and redemption price per share ($28,448,178 ÷ 1,647,103 shares)		$17.27
Maximum offering price per share (100/96.50 of $17.27)		$17.90
Class C:
Net Asset Value and offering price per share ($33,333,643 ÷ 1,952,716 shares)(a)		$17.07
Mega Cap Stock:
Net Asset Value, offering price and redemption price per share ($3,295,172,121 ÷ 189,395,269 shares)		$17.40
Class I:
Net Asset Value, offering price and redemption price per share ($148,613,602 ÷ 8,532,605 shares)		$17.42
Class Z:
Net Asset Value, offering price and redemption price per share ($2,420,378 ÷ 139,525 shares)		$17.35

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2016 (Unaudited)
Investment Income
Dividends		$39,037,131
Income from Fidelity Central Funds		67,816
Total income		39,104,947
Expenses
Management fee	$7,631,902
Transfer agent fees	3,265,577
Distribution and service plan fees	315,928
Accounting and security lending fees	496,325
Custodian fees and expenses	33,201
Independent trustees' fees and expenses	7,144
Registration fees	69,011
Audit	28,616
Legal	9,423
Interest	8,781
Miscellaneous	27,255
Total expenses before reductions	11,893,163
Expense reductions	(12,551)	11,880,612
Net investment income (loss)		27,224,335
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,188,583
Fidelity Central Funds	11,344
Foreign currency transactions	(13,137)
Written options	1,291,805
Total net realized gain (loss)		27,478,595
Change in net unrealized appreciation (depreciation) on: Investment securities	384,293,597
Assets and liabilities in foreign currencies	(8,350)
Written options	(15,103,865)
Total change in net unrealized appreciation (depreciation)		369,181,382
Net gain (loss)		396,659,977
Net increase (decrease) in net assets resulting from operations		$423,884,312

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,224,335	$58,143,372
Net realized gain (loss)	27,478,595	13,718,399
Change in net unrealized appreciation (depreciation)	369,181,382	(159,153,365)
Net increase (decrease) in net assets resulting from operations	423,884,312	(87,291,594)
Distributions to shareholders from net investment income	(52,216,180)	(52,372,529)
Distributions to shareholders from net realized gain	(17,291,428)	(87,099,408)
Total distributions	(69,507,608)	(139,471,937)
Share transactions - net increase (decrease)	(112,479,848)	(102,232,897)
Total increase (decrease) in net assets	241,896,856	(328,996,428)
Net Assets
Beginning of period	3,337,070,422	3,666,066,850
End of period	$3,578,967,278	$3,337,070,422
Other Information
Undistributed net investment income end of period	$165,055	$25,156,900

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mega Cap Stock Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$16.56	$16.32	$13.51	$11.05	$10.37
Income from Investment Operations
Net investment income (loss)A	.11	.23	.18	.18	.17	.13
Net realized and unrealized gain (loss)	1.90	(.65)	.71	3.00	2.43	.64
Total from investment operations	2.01	(.42)	.89	3.18	2.60	.77
Distributions from net investment income	(.22)	(.18)	(.17)	(.16)	(.14)	(.09)
Distributions from net realized gain	(.09)	(.40)	(.47)	(.21)	–	–
Total distributions	(.30)B	(.58)	(.65)C	(.37)	(.14)	(.09)
Net asset value, end of period	$17.27	$15.56	$16.56	$16.32	$13.51	$11.05
Total ReturnD,E,F	12.97%	(2.56)%	5.69%	23.88%	23.78%	7.57%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.95%	1.05%	.96%	.98%	1.02%
Expenses net of fee waivers, if any	.93%I	.95%	1.05%	.96%	.98%	1.02%
Expenses net of all reductions	.93%I	.95%	1.05%	.96%	.98%	1.02%
Net investment income (loss)	1.36%I	1.46%	1.10%	1.19%	1.37%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$70,979	$68,801	$117,385	$77,335	$20,336	$8,527
Portfolio turnover rateJ	24%I	25%	22%K	28%	29%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mega Cap Stock Fund Class T

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.54	$16.57	$16.31	$13.51	$11.05	$10.38
Income from Investment Operations
Net investment income (loss)A	.09	.19	.16	.14	.14	.10
Net realized and unrealized gain (loss)	1.90	(.65)	.70	3.00	2.43	.64
Total from investment operations	1.99	(.46)	.86	3.14	2.57	.74
Distributions from net investment income	(.18)	(.16)	(.13)	(.13)	(.11)	(.07)
Distributions from net realized gain	(.09)	(.40)	(.47)	(.21)	–	–
Total distributions	(.26)B	(.57)C	(.60)	(.34)	(.11)	(.07)
Net asset value, end of period	$17.27	$15.54	$16.57	$16.31	$13.51	$11.05
Total ReturnD,E,F	12.85%	(2.83)%	5.53%	23.54%	23.44%	7.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.20%I	1.21%	1.21%	1.22%	1.26%	1.32%
Expenses net of fee waivers, if any	1.20%I	1.21%	1.20%	1.22%	1.26%	1.32%
Expenses net of all reductions	1.20%I	1.20%	1.20%	1.22%	1.26%	1.32%
Net investment income (loss)	1.10%I	1.21%	.95%	.92%	1.09%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$28,448	$26,145	$23,231	$15,728	$8,377	$2,293
Portfolio turnover rateJ	24%I	25%	22%K	28%	29%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.404 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mega Cap Stock Fund Class C

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$16.35	$16.12	$13.38	$10.93	$10.28
Income from Investment Operations
Net investment income (loss)A	.05	.11	.07	.06	.07	.05
Net realized and unrealized gain (loss)	1.88	(.64)	.71	2.97	2.42	.64
Total from investment operations	1.93	(.53)	.78	3.03	2.49	.69
Distributions from net investment income	(.09)	(.09)	(.08)	(.08)	(.04)	(.04)
Distributions from net realized gain	(.09)	(.40)	(.47)	(.21)	–	–
Total distributions	(.18)	(.50)B	(.55)	(.29)	(.04)	(.04)
Net asset value, end of period	$17.07	$15.32	$16.35	$16.12	$13.38	$10.93
Total ReturnC,D,E	12.60%	(3.32)%	5.05%	22.90%	22.83%	6.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.69%H	1.70%	1.70%	1.71%	1.75%	1.79%
Expenses net of fee waivers, if any	1.69%H	1.70%	1.70%	1.71%	1.75%	1.79%
Expenses net of all reductions	1.69%H	1.69%	1.70%	1.71%	1.75%	1.79%
Net investment income (loss)	.60%H	.72%	.45%	.43%	.59%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$33,334	$31,605	$34,790	$16,600	$7,938	$2,845
Portfolio turnover rateI	24%H	25%	22%J	28%	29%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.404 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mega Cap Stock Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.68	$16.72	$16.44	$13.60	$11.11	$10.43
Income from Investment Operations
Net investment income (loss)A	.14	.27	.24	.22	.20	.16
Net realized and unrealized gain (loss)	1.92	(.66)	.72	3.02	2.46	.64
Total from investment operations	2.06	(.39)	.96	3.24	2.66	.80
Distributions from net investment income	(.26)	(.25)	(.21)	(.19)	(.17)	(.12)
Distributions from net realized gain	(.09)	(.40)	(.47)	(.21)	–	–
Total distributions	(.34)B	(.65)	(.68)	(.40)	(.17)	(.12)
Net asset value, end of period	$17.40	$15.68	$16.72	$16.44	$13.60	$11.11
Total ReturnC,D	13.20%	(2.36)%	6.13%	24.18%	24.17%	7.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.69%	.67%	.68%	.70%	.76%
Expenses net of fee waivers, if any	.68%G	.69%	.67%	.68%	.70%	.76%
Expenses net of all reductions	.68%G	.68%	.67%	.68%	.70%	.75%
Net investment income (loss)	1.61%G	1.73%	1.48%	1.47%	1.64%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$3,295,172	$3,059,691	$3,300,700	$2,860,197	$2,214,592	$1,287,144
Portfolio turnover rateH	24%G	25%	22%I	28%	29%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised of distributions from net investment income of $.258 and distributions from net realized gain of $.085 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mega Cap Stock Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$16.73	$16.39	$13.55	$11.08	$10.40
Income from Investment Operations
Net investment income (loss)A	.14	.27	.24	.22	.20	.16
Net realized and unrealized gain (loss)	1.92	(.65)	.72	3.02	2.44	.63
Total from investment operations	2.06	(.38)	.96	3.24	2.64	.79
Distributions from net investment income	(.26)	(.24)	(.15)	(.18)	(.17)	(.11)
Distributions from net realized gain	(.09)	(.40)	(.47)	(.21)	–	–
Total distributions	(.34)B	(.65)C	(.62)	(.40)D	(.17)	(.11)
Net asset value, end of period	$17.42	$15.70	$16.73	$16.39	$13.55	$11.08
Total ReturnE,F	13.17%	(2.31)%	6.11%	24.23%	24.06%	7.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.68%	.69%	.71%	.74%	.78%
Expenses net of fee waivers, if any	.67%I	.68%	.68%	.71%	.74%	.78%
Expenses net of all reductions	.67%I	.68%	.68%	.71%	.74%	.77%
Net investment income (loss)	1.62%I	1.73%	1.47%	1.43%	1.61%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$148,614	$148,414	$186,637	$674,416	$312,814	$175,833
Portfolio turnover rateJ	24%I	25%	22%K	28%	29%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.404 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mega Cap Stock Fund Class Z

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$15.65	$16.69	$16.40	$14.31
Income from Investment Operations
Net investment income (loss)B	.15	.29	.27	.21
Net realized and unrealized gain (loss)	1.92	(.66)	.72	2.20
Total from investment operations	2.07	(.37)	.99	2.41
Distributions from net investment income	(.28)	(.27)	(.23)	(.10)
Distributions from net realized gain	(.09)	(.40)	(.47)	(.21)
Total distributions	(.37)	(.67)	(.70)	(.32)C
Net asset value, end of period	$17.35	$15.65	$16.69	$16.40
Total ReturnD,E	13.26%	(2.21)%	6.33%	17.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H	.54%	.54%	.54%H
Expenses net of fee waivers, if any	.53%H	.54%	.54%	.54%H
Expenses net of all reductions	.53%H	.53%	.54%	.54%H
Net investment income (loss)	1.76%H	1.88%	1.61%	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,420	$2,414	$2,449	$117
Portfolio turnover rateI	24%H	25%	22%J	28%

 A For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2016

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period July 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$980,402,667
Gross unrealized depreciation	(90,721,388)
Net unrealized appreciation (depreciation) on securities	$889,681,279
Tax cost	$2,706,297,347

The Fund elected to defer to its next fiscal year approximately $4,177,604 of capital losses recognized during the period November 1, 2015 to June 30, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $6,161,494 in this Subsidiary, representing .17% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $1,291,805 and a change in net unrealized appreciation (depreciation) of $(15,103,865) related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	10,200	$772,283
Options Opened	54,905	3,970,163
Options Exercised	(701)	(86,893)
Options Closed	(16,288)	(1,266,553)
Options Expired	(8,031)	(552,000)
Outstanding at end of period	40,085	$2,837,000

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $414,759,197 and $592,869,000, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$85,923	$393
Class T	.25%	.25%	68,164	–
Class C	.75%	.25%	161,841	20,348
			$315,928	$20,741

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14,790
Class T	1,554
Class C(a)	1,379
$17,723

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$67,318.20
Class T	28,685.21
Class C	33,107.20
Mega Cap Stock	2,998,027.19
Class I	137,880.19
Class Z	560.05
	$3,265,577

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,138 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$23,142,130.59%		$8,781

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,587 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30,341. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

During the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,551.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2016	Year ended June 30, 2016
From net investment income
Class A	$899,152	$1,080,757
Class T	291,258	237,487
Class B	–	2,701
Class C	185,400	200,810
Mega Cap Stock	48,569,058	48,178,641
Class I	2,230,910	2,632,093
Class Z	40,402	40,040
Total	$52,216,180	$52,372,529
From net realized gain
Class A	$344,294	$2,557,147
Class T	137,942	579,808
Class B	–	19,784
Class C	163,372	882,477
Mega Cap Stock	15,922,546	78,620,158
Class I	711,666	4,380,245
Class Z	11,608	59,789
Total	$17,291,428	$87,099,408

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2016	Year ended June 30, 2016	Six months ended December 31, 2016	Year ended June 30, 2016
Class A
Shares sold	521,589	2,249,513	$8,775,422	$35,033,810
Reinvestment of distributions	70,690	222,669	1,204,586	3,545,701
Shares redeemed	(905,790)	(5,136,376)	(14,974,471)	(81,329,239)
Net increase (decrease)	(313,511)	(2,664,194)	$(4,994,463)	$(42,749,728)
Class T
Shares sold	222,411	686,666	$3,694,556	$10,511,335
Reinvestment of distributions	24,971	51,253	425,999	811,536
Shares redeemed	(282,853)	(457,036)	(4,662,106)	(6,981,965)
Net increase (decrease)	(35,471)	280,883	$(541,551)	$4,340,906
Class B
Shares sold	–	5,282	$–	$81,885
Reinvestment of distributions	–	1,413	–	22,443
Shares redeemed	–	(59,664)	–	(913,434)
Net increase (decrease)	–	(52,969)	$–	$(809,106)
Class C
Shares sold	140,907	670,666	$2,327,012	$10,277,856
Reinvestment of distributions	20,218	68,302	342,433	1,069,779
Shares redeemed	(271,168)	(803,589)	(4,390,620)	(12,024,954)
Net increase (decrease)	(110,043)	(64,621)	$(1,721,175)	$(677,319)
Mega Cap Stock
Shares sold	23,276,633	73,675,851	$393,358,699	$1,142,159,263
Reinvestment of distributions	3,517,132	7,313,288	60,338,870	116,494,236
Shares redeemed	(32,490,405)	(83,289,947)	(543,369,144)	(1,294,330,166)
Net increase (decrease)	(5,696,640)	(2,300,808)	$(89,671,575)	$(35,676,667)
Class I
Shares sold	606,328	2,012,535	$10,200,437	$31,112,150
Reinvestment of distributions	170,239	417,290	2,921,152	6,659,834
Shares redeemed	(1,697,954)	(4,128,858)	(28,439,121)	(64,549,339)
Net increase (decrease)	(921,387)	(1,699,033)	$(15,317,532)	$(26,777,355)
Class Z
Shares sold	6,160	14,166	$103,747	$216,431
Reinvestment of distributions	3,045	6,283	52,010	99,829
Shares redeemed	(23,956)	(12,944)	(389,309)	(199,888)
Net increase (decrease)	(14,751)	7,505	$(233,552)	$116,372

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Class A	.93%
Actual		$1,000.00	$1,129.70	$4.99
Hypothetical-C		$1,000.00	$1,020.52	$4.74
Class T	1.20%
Actual		$1,000.00	$1,128.50	$6.44
Hypothetical-C		$1,000.00	$1,019.16	$6.11
Class C	1.69%
Actual		$1,000.00	$1,126.00	$9.06
Hypothetical-C		$1,000.00	$1,016.69	$8.59
Mega Cap Stock	.68%
Actual		$1,000.00	$1,132.00	$3.65
Hypothetical-C		$1,000.00	$1,021.78	$3.47
Class I	.67%
Actual		$1,000.00	$1,131.70	$3.60
Hypothetical-C		$1,000.00	$1,021.83	$3.41
Class Z	.53%
Actual		$1,000.00	$1,132.60	$2.85
Hypothetical-C		$1,000.00	$1,022.53	$2.70

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Mega Cap Stock Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AGII-SANN-0217
1.855230.109

Fidelity® Mega Cap Stock Fund Semi-Annual Report December 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.(a)	4.9	3.9
Bank of America Corp.(a)	4.6	2.9
Apple, Inc.	4.0	3.3
Citigroup, Inc.(a)	3.7	2.5
Microsoft Corp.	3.7	3.4
General Electric Co.(a)	3.2	3.6
Chevron Corp.	2.7	2.8
Johnson & Johnson	2.2	2.7
Procter & Gamble Co.	2.1	2.4
Comcast Corp. Class A	2.1	2.0
	33.2

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.3	17.4
Information Technology	20.6	23.1
Health Care	13.0	14.4
Energy	12.7	11.5
Industrials	9.7	11.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*,**
Stocks	99.5%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 8.3%

 ** Written options - (0.5)%

As of June 30, 2016*,**
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 10.0%

 ** Written options - (0.0)%

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.4%
General Motors Co.	396,700	$13,821,028
Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp. (a)	112,000	5,981,920
Yum! Brands, Inc.	86,200	5,459,046
		11,440,966
Media - 5.5%
Comcast Corp. Class A	1,079,800	74,560,190
The Walt Disney Co.	355,600	37,060,632
Time Warner, Inc.	713,700	68,893,461
Viacom, Inc. Class B (non-vtg.)	423,900	14,878,890
		195,393,173
Multiline Retail - 1.3%
Target Corp.	645,400	46,617,242
Specialty Retail - 1.2%
Lowe's Companies, Inc.	603,900	42,949,368

TOTAL CONSUMER DISCRETIONARY		310,221,777

CONSUMER STAPLES - 7.0%
Beverages - 2.6%
Diageo PLC	548,273	14,227,604
PepsiCo, Inc.	256,305	26,817,192
The Coca-Cola Co.	1,206,500	50,021,490
		91,066,286
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	67,800	10,855,458
CVS Health Corp.	412,600	32,558,266
Kroger Co.	140,200	4,838,302
Walgreens Boots Alliance, Inc.	157,297	13,017,900
		61,269,926
Household Products - 2.1%
Procter & Gamble Co.	895,300	75,276,824
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	27,400	2,095,826
Tobacco - 0.5%
Altria Group, Inc.	68,500	4,631,970
Philip Morris International, Inc.	56,830	5,199,377
Reynolds American, Inc.	170,100	9,532,404
		19,363,751

TOTAL CONSUMER STAPLES		249,072,613

ENERGY - 12.5%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	73,500	4,775,295
Schlumberger Ltd.	243,400	20,433,430
		25,208,725
Oil, Gas & Consumable Fuels - 11.8%
Anadarko Petroleum Corp.	327,600	22,843,548
Apache Corp.	603,505	38,304,462
Chevron Corp.	815,200	95,949,040
ConocoPhillips Co.	1,418,800	71,138,632
Imperial Oil Ltd.	782,600	27,226,191
Kinder Morgan, Inc.	2,149,500	44,516,145
Suncor Energy, Inc.	1,909,900	62,447,108
The Williams Companies, Inc.	1,963,100	61,130,934
		423,556,060

TOTAL ENERGY		448,764,785

FINANCIALS - 23.3%
Banks - 18.1%
Bank of America Corp. (a)	7,438,400	164,388,640
Citigroup, Inc. (a)	2,217,770	131,802,071
JPMorgan Chase & Co. (a)	2,053,200	177,170,630
PNC Financial Services Group, Inc.	293,900	34,374,544
Standard Chartered PLC (United Kingdom) (b)	409,062	3,345,393
U.S. Bancorp (a)	1,247,700	64,094,349
Wells Fargo & Co.	1,295,530	71,396,658
		646,572,285
Capital Markets - 4.2%
Charles Schwab Corp. (a)	697,800	27,542,166
Goldman Sachs Group, Inc.	77,600	18,581,320
Morgan Stanley (a)	1,113,800	47,058,050
State Street Corp.	747,900	58,126,788
		151,308,324
Insurance - 1.0%
American International Group, Inc.	86,500	5,649,315
Marsh & McLennan Companies, Inc.	235,880	15,943,129
MetLife, Inc.	278,595	15,013,485
		36,605,929

TOTAL FINANCIALS		834,486,538

HEALTH CARE - 13.0%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (b)	156,600	19,160,010
Amgen, Inc.	197,490	28,875,013
Biogen, Inc. (b)	84,700	24,019,226
Gilead Sciences, Inc.	288,310	20,645,879
Intercept Pharmaceuticals, Inc. (b)	9,500	1,032,175
Regeneron Pharmaceuticals, Inc. (b)	19,900	7,305,091
Vertex Pharmaceuticals, Inc. (b)	133,500	9,834,945
		110,872,339
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	545,200	20,941,132
Becton, Dickinson & Co.	15,100	2,499,805
Boston Scientific Corp. (b)	419,300	9,069,459
Medtronic PLC	447,013	31,840,736
		64,351,132
Health Care Providers & Services - 1.9%
Anthem, Inc.	102,200	14,693,294
Cigna Corp.	118,700	15,833,393
Express Scripts Holding Co. (b)	163,262	11,230,793
McKesson Corp.	192,500	27,036,625
		68,794,105
Pharmaceuticals - 6.2%
Allergan PLC	57,900	12,159,579
AstraZeneca PLC sponsored ADR	238,900	6,526,748
Bayer AG	15,800	1,646,098
Bristol-Myers Squibb Co.	434,350	25,383,414
GlaxoSmithKline PLC sponsored ADR	1,322,300	50,921,773
Johnson & Johnson	674,000	77,651,540
Novartis AG sponsored ADR	78,800	5,739,792
Sanofi SA	125,299	10,132,324
Teva Pharmaceutical Industries Ltd. sponsored ADR	823,600	29,855,500
		220,016,768

TOTAL HEALTH CARE		464,034,344

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.3%
General Dynamics Corp.	27,900	4,817,214
The Boeing Co.	223,300	34,763,344
United Technologies Corp.	400,300	43,880,886
		83,461,444
Air Freight & Logistics - 1.5%
FedEx Corp.	87,100	16,218,020
United Parcel Service, Inc. Class B (a)	322,800	37,005,792
		53,223,812
Industrial Conglomerates - 3.2%
General Electric Co. (a)	3,635,200	114,872,320
Machinery - 0.5%
Caterpillar, Inc.	36,700	3,403,558
Deere & Co.	139,700	14,394,688
		17,798,246
Road & Rail - 2.2%
CSX Corp.	868,700	31,212,391
Norfolk Southern Corp.	148,400	16,037,588
Union Pacific Corp.	299,190	31,020,019
		78,269,998

TOTAL INDUSTRIALS		347,625,820

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,039,900	61,645,778
Internet Software & Services - 4.2%
Alphabet, Inc.:
Class A (b)	83,250	65,971,463
Class C (b)	78,026	60,222,027
Facebook, Inc. Class A (b)	222,400	25,587,120
		151,780,610
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (b)	213,500	11,962,405
First Data Corp. (c)	695,222	9,865,200
IBM Corp.	19,197	3,186,510
MasterCard, Inc. Class A (a)	419,800	43,344,350
PayPal Holdings, Inc. (b)	244,400	9,646,468
Visa, Inc. Class A	659,700	51,469,794
		129,474,727
Semiconductors & Semiconductor Equipment - 2.1%
Qualcomm, Inc. (a)	1,135,800	74,054,160
Software - 5.0%
Adobe Systems, Inc. (b)	165,500	17,038,225
Microsoft Corp.	2,116,900	131,544,166
Oracle Corp.	558,700	21,482,015
Salesforce.com, Inc. (b)	100,500	6,880,230
		176,944,636
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,247,407	144,474,679

TOTAL INFORMATION TECHNOLOGY		738,374,590

MATERIALS - 2.0%
Chemicals - 2.0%
E.I. du Pont de Nemours & Co.	238,500	17,505,900
LyondellBasell Industries NV Class A	220,000	18,871,600
Monsanto Co.	307,110	32,311,043
PPG Industries, Inc.	42,600	4,036,776
		72,725,319
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	57,700	6,097,736
Crown Castle International Corp.	24,800	2,151,896
Public Storage	17,400	3,888,900
		12,138,532
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	1,047,225	55,900,871
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	738,000	26,191,620
TOTAL COMMON STOCKS
(Cost $2,652,695,367)		3,559,536,809

Other - 0.2%
ENERGY - 0.2%
Oil, Gas and Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) unit (d)(e)
(Cost $6,161,494)	6,161,494	6,161,494

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.60% (f)
(Cost $30,280,323)	30,274,268	30,280,323
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $2,689,137,184)		3,595,978,626
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(17,011,348)
NET ASSETS - 100%		$3,578,967,278

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Bank of America Corp.	1/20/17 - $18.00	7,248	$173,948	$(3,007,920)
Bank of America Corp.	1/20/17 - $20.00	10,862	477,917	(2,433,088)
Charles Schwab	1/20/17 - $35.00	1,269	78,042	(571,050)
Citigroup, Inc.	1/20/17 - $50.00	1,911	387,924	(1,820,228)
Citigroup, Inc.	1/20/17 - $55.00	1,978	87,030	(944,495)
Citigroup, Inc.	2/17/17 - $60.00	1,054	125,423	(223,448)
General Electric	1/20/17 - $32.00	3,559	110,582	(133,463)
JPMorgan Chase & Co.	1/20/17 - $70.00	3,923	564,902	(6,414,104)
JPMorgan Chase & Co.	1/20/17 - $85.00	988	50,492	(230,204)
Las Vegas Sands Corp.	1/20/17 - $62.50	396	74,450	(1,782)
MasterCard, Inc.	1/20/17 - $105.00	865	243,369	(93,420)
Morgan Stanley	1/20/17 - $36.00	1,648	75,806	(1,046,480)
Qualcomm, Inc.	1/20/17 - $67.50	1,800	214,231	(88,200)
U.S. Bancorp	1/20/17 - $50.00	1,848	68,374	(337,260)
UPS	4/21/17 - $115.00	736	104,510	(277,840)
TOTAL WRITTEN OPTIONS			$2,837,000	$(17,622,982)

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $175,707,192.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,865,200 or 0.3% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,161,494 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16 - 11/4/16	$6,161,494

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,475
Fidelity Securities Lending Cash Central Fund	30,341
Total	$67,816

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$310,221,777	$310,221,777	$--	$--
Consumer Staples	249,072,613	234,845,009	14,227,604	--
Energy	448,764,785	448,764,785	--	--
Financials	834,486,538	834,486,538	--	--
Health Care	464,034,344	452,255,922	11,778,422	--
Industrials	347,625,820	347,625,820	--	--
Information Technology	738,374,590	738,374,590	--	--
Materials	72,725,319	72,725,319	--	--
Real Estate	12,138,532	12,138,532	--	--
Telecommunication Services	55,900,871	55,900,871	--	--
Utilities	26,191,620	26,191,620	--	--
Other	6,161,494	--	--	6,161,494
Money Market Funds	30,280,323	30,280,323	--	--
Total Investments in Securities:	$3,595,978,626	$3,563,811,106	$26,006,026	$6,161,494
Derivative Instruments:
Liabilities
Written Options	$(17,622,982)	$(17,622,982)	$--	$--
Total Liabilities	$(17,622,982)	$(17,622,982)	$--	$--
Total Derivative Instruments:	$(17,622,982)	$(17,622,982)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(17,622,982)
Total Equity Risk	0	(17,622,982)
Total Value of Derivatives	$0	$(17,622,982)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,658,856,861)	$3,565,698,303
Fidelity Central Funds (cost $30,280,323)	30,280,323
Total Investments (cost $2,689,137,184)		$3,595,978,626
Receivable for investments sold		5,458,844
Receivable for fund shares sold		2,460,958
Dividends receivable		3,929,421
Distributions receivable from Fidelity Central Funds		21,918
Prepaid expenses		6,712
Other receivables		10,180
Total assets		3,607,866,659
Liabilities
Payable for investments purchased	$6,230,584
Payable for fund shares redeemed	2,974,303
Accrued management fee	1,335,280
Distribution and service plan fees payable	54,286
Written options, at value (premium received $2,837,000)	17,622,982
Other affiliated payables	634,228
Other payables and accrued expenses	47,718
Total liabilities		28,899,381
Net Assets		$3,578,967,278
Net Assets consist of:
Paid in capital		$2,701,362,254
Undistributed net investment income		165,055
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,590,194)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		892,030,163
Net Assets		$3,578,967,278
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($70,979,356 ÷ 4,109,286 shares)		$17.27
Maximum offering price per share (100/94.25 of $17.27)		$18.32
Class T:
Net Asset Value and redemption price per share ($28,448,178 ÷ 1,647,103 shares)		$17.27
Maximum offering price per share (100/96.50 of $17.27)		$17.90
Class C:
Net Asset Value and offering price per share ($33,333,643 ÷ 1,952,716 shares)(a)		$17.07
Mega Cap Stock:
Net Asset Value, offering price and redemption price per share ($3,295,172,121 ÷ 189,395,269 shares)		$17.40
Class I:
Net Asset Value, offering price and redemption price per share ($148,613,602 ÷ 8,532,605 shares)		$17.42
Class Z:
Net Asset Value, offering price and redemption price per share ($2,420,378 ÷ 139,525 shares)		$17.35

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2016 (Unaudited)
Investment Income
Dividends		$39,037,131
Income from Fidelity Central Funds		67,816
Total income		39,104,947
Expenses
Management fee	$7,631,902
Transfer agent fees	3,265,577
Distribution and service plan fees	315,928
Accounting and security lending fees	496,325
Custodian fees and expenses	33,201
Independent trustees' fees and expenses	7,144
Registration fees	69,011
Audit	28,616
Legal	9,423
Interest	8,781
Miscellaneous	27,255
Total expenses before reductions	11,893,163
Expense reductions	(12,551)	11,880,612
Net investment income (loss)		27,224,335
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,188,583
Fidelity Central Funds	11,344
Foreign currency transactions	(13,137)
Written options	1,291,805
Total net realized gain (loss)		27,478,595
Change in net unrealized appreciation (depreciation) on: Investment securities	384,293,597
Assets and liabilities in foreign currencies	(8,350)
Written options	(15,103,865)
Total change in net unrealized appreciation (depreciation)		369,181,382
Net gain (loss)		396,659,977
Net increase (decrease) in net assets resulting from operations		$423,884,312

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,224,335	$58,143,372
Net realized gain (loss)	27,478,595	13,718,399
Change in net unrealized appreciation (depreciation)	369,181,382	(159,153,365)
Net increase (decrease) in net assets resulting from operations	423,884,312	(87,291,594)
Distributions to shareholders from net investment income	(52,216,180)	(52,372,529)
Distributions to shareholders from net realized gain	(17,291,428)	(87,099,408)
Total distributions	(69,507,608)	(139,471,937)
Share transactions - net increase (decrease)	(112,479,848)	(102,232,897)
Total increase (decrease) in net assets	241,896,856	(328,996,428)
Net Assets
Beginning of period	3,337,070,422	3,666,066,850
End of period	$3,578,967,278	$3,337,070,422
Other Information
Undistributed net investment income end of period	$165,055	$25,156,900

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mega Cap Stock Fund Class A

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.56	$16.56	$16.32	$13.51	$11.05	$10.37
Income from Investment Operations
Net investment income (loss)A	.11	.23	.18	.18	.17	.13
Net realized and unrealized gain (loss)	1.90	(.65)	.71	3.00	2.43	.64
Total from investment operations	2.01	(.42)	.89	3.18	2.60	.77
Distributions from net investment income	(.22)	(.18)	(.17)	(.16)	(.14)	(.09)
Distributions from net realized gain	(.09)	(.40)	(.47)	(.21)	–	–
Total distributions	(.30)B	(.58)	(.65)C	(.37)	(.14)	(.09)
Net asset value, end of period	$17.27	$15.56	$16.56	$16.32	$13.51	$11.05
Total ReturnD,E,F	12.97%	(2.56)%	5.69%	23.88%	23.78%	7.57%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.95%	1.05%	.96%	.98%	1.02%
Expenses net of fee waivers, if any	.93%I	.95%	1.05%	.96%	.98%	1.02%
Expenses net of all reductions	.93%I	.95%	1.05%	.96%	.98%	1.02%
Net investment income (loss)	1.36%I	1.46%	1.10%	1.19%	1.37%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$70,979	$68,801	$117,385	$77,335	$20,336	$8,527
Portfolio turnover rateJ	24%I	25%	22%K	28%	29%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mega Cap Stock Fund Class T

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.54	$16.57	$16.31	$13.51	$11.05	$10.38
Income from Investment Operations
Net investment income (loss)A	.09	.19	.16	.14	.14	.10
Net realized and unrealized gain (loss)	1.90	(.65)	.70	3.00	2.43	.64
Total from investment operations	1.99	(.46)	.86	3.14	2.57	.74
Distributions from net investment income	(.18)	(.16)	(.13)	(.13)	(.11)	(.07)
Distributions from net realized gain	(.09)	(.40)	(.47)	(.21)	–	–
Total distributions	(.26)B	(.57)C	(.60)	(.34)	(.11)	(.07)
Net asset value, end of period	$17.27	$15.54	$16.57	$16.31	$13.51	$11.05
Total ReturnD,E,F	12.85%	(2.83)%	5.53%	23.54%	23.44%	7.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.20%I	1.21%	1.21%	1.22%	1.26%	1.32%
Expenses net of fee waivers, if any	1.20%I	1.21%	1.20%	1.22%	1.26%	1.32%
Expenses net of all reductions	1.20%I	1.20%	1.20%	1.22%	1.26%	1.32%
Net investment income (loss)	1.10%I	1.21%	.95%	.92%	1.09%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$28,448	$26,145	$23,231	$15,728	$8,377	$2,293
Portfolio turnover rateJ	24%I	25%	22%K	28%	29%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.404 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mega Cap Stock Fund Class C

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$16.35	$16.12	$13.38	$10.93	$10.28
Income from Investment Operations
Net investment income (loss)A	.05	.11	.07	.06	.07	.05
Net realized and unrealized gain (loss)	1.88	(.64)	.71	2.97	2.42	.64
Total from investment operations	1.93	(.53)	.78	3.03	2.49	.69
Distributions from net investment income	(.09)	(.09)	(.08)	(.08)	(.04)	(.04)
Distributions from net realized gain	(.09)	(.40)	(.47)	(.21)	–	–
Total distributions	(.18)	(.50)B	(.55)	(.29)	(.04)	(.04)
Net asset value, end of period	$17.07	$15.32	$16.35	$16.12	$13.38	$10.93
Total ReturnC,D,E	12.60%	(3.32)%	5.05%	22.90%	22.83%	6.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.69%H	1.70%	1.70%	1.71%	1.75%	1.79%
Expenses net of fee waivers, if any	1.69%H	1.70%	1.70%	1.71%	1.75%	1.79%
Expenses net of all reductions	1.69%H	1.69%	1.70%	1.71%	1.75%	1.79%
Net investment income (loss)	.60%H	.72%	.45%	.43%	.59%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$33,334	$31,605	$34,790	$16,600	$7,938	$2,845
Portfolio turnover rateI	24%H	25%	22%J	28%	29%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.404 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mega Cap Stock Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.68	$16.72	$16.44	$13.60	$11.11	$10.43
Income from Investment Operations
Net investment income (loss)A	.14	.27	.24	.22	.20	.16
Net realized and unrealized gain (loss)	1.92	(.66)	.72	3.02	2.46	.64
Total from investment operations	2.06	(.39)	.96	3.24	2.66	.80
Distributions from net investment income	(.26)	(.25)	(.21)	(.19)	(.17)	(.12)
Distributions from net realized gain	(.09)	(.40)	(.47)	(.21)	–	–
Total distributions	(.34)B	(.65)	(.68)	(.40)	(.17)	(.12)
Net asset value, end of period	$17.40	$15.68	$16.72	$16.44	$13.60	$11.11
Total ReturnC,D	13.20%	(2.36)%	6.13%	24.18%	24.17%	7.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.69%	.67%	.68%	.70%	.76%
Expenses net of fee waivers, if any	.68%G	.69%	.67%	.68%	.70%	.76%
Expenses net of all reductions	.68%G	.68%	.67%	.68%	.70%	.75%
Net investment income (loss)	1.61%G	1.73%	1.48%	1.47%	1.64%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$3,295,172	$3,059,691	$3,300,700	$2,860,197	$2,214,592	$1,287,144
Portfolio turnover rateH	24%G	25%	22%I	28%	29%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised of distributions from net investment income of $.258 and distributions from net realized gain of $.085 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mega Cap Stock Fund Class I

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$16.73	$16.39	$13.55	$11.08	$10.40
Income from Investment Operations
Net investment income (loss)A	.14	.27	.24	.22	.20	.16
Net realized and unrealized gain (loss)	1.92	(.65)	.72	3.02	2.44	.63
Total from investment operations	2.06	(.38)	.96	3.24	2.64	.79
Distributions from net investment income	(.26)	(.24)	(.15)	(.18)	(.17)	(.11)
Distributions from net realized gain	(.09)	(.40)	(.47)	(.21)	–	–
Total distributions	(.34)B	(.65)C	(.62)	(.40)D	(.17)	(.11)
Net asset value, end of period	$17.42	$15.70	$16.73	$16.39	$13.55	$11.08
Total ReturnE,F	13.17%	(2.31)%	6.11%	24.23%	24.06%	7.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.68%	.69%	.71%	.74%	.78%
Expenses net of fee waivers, if any	.67%I	.68%	.68%	.71%	.74%	.78%
Expenses net of all reductions	.67%I	.68%	.68%	.71%	.74%	.77%
Net investment income (loss)	1.62%I	1.73%	1.47%	1.43%	1.61%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$148,614	$148,414	$186,637	$674,416	$312,814	$175,833
Portfolio turnover rateJ	24%I	25%	22%K	28%	29%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.404 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mega Cap Stock Fund Class Z

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$15.65	$16.69	$16.40	$14.31
Income from Investment Operations
Net investment income (loss)B	.15	.29	.27	.21
Net realized and unrealized gain (loss)	1.92	(.66)	.72	2.20
Total from investment operations	2.07	(.37)	.99	2.41
Distributions from net investment income	(.28)	(.27)	(.23)	(.10)
Distributions from net realized gain	(.09)	(.40)	(.47)	(.21)
Total distributions	(.37)	(.67)	(.70)	(.32)C
Net asset value, end of period	$17.35	$15.65	$16.69	$16.40
Total ReturnD,E	13.26%	(2.21)%	6.33%	17.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H	.54%	.54%	.54%H
Expenses net of fee waivers, if any	.53%H	.54%	.54%	.54%H
Expenses net of all reductions	.53%H	.53%	.54%	.54%H
Net investment income (loss)	1.76%H	1.88%	1.61%	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,420	$2,414	$2,449	$117
Portfolio turnover rateI	24%H	25%	22%J	28%

 A For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2016

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period July 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$980,402,667
Gross unrealized depreciation	(90,721,388)
Net unrealized appreciation (depreciation) on securities	$889,681,279
Tax cost	$2,706,297,347

The Fund elected to defer to its next fiscal year approximately $4,177,604 of capital losses recognized during the period November 1, 2015 to June 30, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $6,161,494 in this Subsidiary, representing .17% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $1,291,805 and a change in net unrealized appreciation (depreciation) of $(15,103,865) related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	10,200	$772,283
Options Opened	54,905	3,970,163
Options Exercised	(701)	(86,893)
Options Closed	(16,288)	(1,266,553)
Options Expired	(8,031)	(552,000)
Outstanding at end of period	40,085	$2,837,000

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $414,759,197 and $592,869,000, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$85,923	$393
Class T	.25%	.25%	68,164	–
Class C	.75%	.25%	161,841	20,348
			$315,928	$20,741

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14,790
Class T	1,554
Class C(a)	1,379
$17,723

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$67,318.20
Class T	28,685.21
Class C	33,107.20
Mega Cap Stock	2,998,027.19
Class I	137,880.19
Class Z	560.05
	$3,265,577

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,138 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$23,142,130.59%		$8,781

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,587 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30,341. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

During the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,551.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2016	Year ended June 30, 2016
From net investment income
Class A	$899,152	$1,080,757
Class T	291,258	237,487
Class B	–	2,701
Class C	185,400	200,810
Mega Cap Stock	48,569,058	48,178,641
Class I	2,230,910	2,632,093
Class Z	40,402	40,040
Total	$52,216,180	$52,372,529
From net realized gain
Class A	$344,294	$2,557,147
Class T	137,942	579,808
Class B	–	19,784
Class C	163,372	882,477
Mega Cap Stock	15,922,546	78,620,158
Class I	711,666	4,380,245
Class Z	11,608	59,789
Total	$17,291,428	$87,099,408

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2016	Year ended June 30, 2016	Six months ended December 31, 2016	Year ended June 30, 2016
Class A
Shares sold	521,589	2,249,513	$8,775,422	$35,033,810
Reinvestment of distributions	70,690	222,669	1,204,586	3,545,701
Shares redeemed	(905,790)	(5,136,376)	(14,974,471)	(81,329,239)
Net increase (decrease)	(313,511)	(2,664,194)	$(4,994,463)	$(42,749,728)
Class T
Shares sold	222,411	686,666	$3,694,556	$10,511,335
Reinvestment of distributions	24,971	51,253	425,999	811,536
Shares redeemed	(282,853)	(457,036)	(4,662,106)	(6,981,965)
Net increase (decrease)	(35,471)	280,883	$(541,551)	$4,340,906
Class B
Shares sold	–	5,282	$–	$81,885
Reinvestment of distributions	–	1,413	–	22,443
Shares redeemed	–	(59,664)	–	(913,434)
Net increase (decrease)	–	(52,969)	$–	$(809,106)
Class C
Shares sold	140,907	670,666	$2,327,012	$10,277,856
Reinvestment of distributions	20,218	68,302	342,433	1,069,779
Shares redeemed	(271,168)	(803,589)	(4,390,620)	(12,024,954)
Net increase (decrease)	(110,043)	(64,621)	$(1,721,175)	$(677,319)
Mega Cap Stock
Shares sold	23,276,633	73,675,851	$393,358,699	$1,142,159,263
Reinvestment of distributions	3,517,132	7,313,288	60,338,870	116,494,236
Shares redeemed	(32,490,405)	(83,289,947)	(543,369,144)	(1,294,330,166)
Net increase (decrease)	(5,696,640)	(2,300,808)	$(89,671,575)	$(35,676,667)
Class I
Shares sold	606,328	2,012,535	$10,200,437	$31,112,150
Reinvestment of distributions	170,239	417,290	2,921,152	6,659,834
Shares redeemed	(1,697,954)	(4,128,858)	(28,439,121)	(64,549,339)
Net increase (decrease)	(921,387)	(1,699,033)	$(15,317,532)	$(26,777,355)
Class Z
Shares sold	6,160	14,166	$103,747	$216,431
Reinvestment of distributions	3,045	6,283	52,010	99,829
Shares redeemed	(23,956)	(12,944)	(389,309)	(199,888)
Net increase (decrease)	(14,751)	7,505	$(233,552)	$116,372

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Class A	.93%
Actual		$1,000.00	$1,129.70	$4.99
Hypothetical-C		$1,000.00	$1,020.52	$4.74
Class T	1.20%
Actual		$1,000.00	$1,128.50	$6.44
Hypothetical-C		$1,000.00	$1,019.16	$6.11
Class C	1.69%
Actual		$1,000.00	$1,126.00	$9.06
Hypothetical-C		$1,000.00	$1,016.69	$8.59
Mega Cap Stock	.68%
Actual		$1,000.00	$1,132.00	$3.65
Hypothetical-C		$1,000.00	$1,021.78	$3.47
Class I	.67%
Actual		$1,000.00	$1,131.70	$3.60
Hypothetical-C		$1,000.00	$1,021.83	$3.41
Class Z	.53%
Actual		$1,000.00	$1,132.60	$2.85
Hypothetical-C		$1,000.00	$1,022.53	$2.70

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Mega Cap Stock Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Fund Semi-Annual Report December 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.4	1.5
Microsoft Corp.	3.2	1.0
JPMorgan Chase & Co.	3.1	1.0
Bank of America Corp.	3.0	0.0
Chevron Corp.	2.5	1.9
Berkshire Hathaway, Inc. Class B	2.4	2.7
Wells Fargo & Co.	2.3	1.3
Johnson & Johnson	2.2	2.2
Amphenol Corp. Class A	2.2	2.1
Comcast Corp. Class A	2.1	1.7
	27.4

Top Five Market Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	20.3
Financials	19.9	11.9
Consumer Discretionary	13.1	12.5
Health Care	11.5	14.3
Energy	11.3	5.7

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 6.4%

As of June 30, 2016*
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 8.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Hotels, Restaurants & Leisure - 3.2%
Domino's Pizza, Inc.	251,400	$40,033
Starbucks Corp.	983,996	54,631
Vail Resorts, Inc.	255,000	41,134
		135,798
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (a)	110,000	82,486
Media - 3.1%
Comcast Corp. Class A	1,320,700	91,194
The Walt Disney Co.	400,000	41,688
		132,882
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	350,000	27,013
Specialty Retail - 3.1%
AutoZone, Inc. (a)	47,300	37,357
Home Depot, Inc.	500,000	67,040
TJX Companies, Inc.	358,800	26,957
		131,354
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	648,200	32,948

TOTAL CONSUMER DISCRETIONARY		542,481

CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	254,200	24,736
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	325,000	52,036
Food Products - 0.8%
Mondelez International, Inc.	779,600	34,560
Household Products - 0.4%
Spectrum Brands Holdings, Inc. (b)	150,000	18,350
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	192,300	14,709
Tobacco - 0.6%
Reynolds American, Inc.	450,000	25,218

TOTAL CONSUMER STAPLES		169,609

ENERGY - 11.3%
Energy Equipment & Services - 1.4%
Schlumberger Ltd.	735,000	61,703
Oil, Gas & Consumable Fuels - 9.9%
Anadarko Petroleum Corp.	870,450	60,696
Cheniere Energy Partners LP	581,461	16,758
Chevron Corp.	910,000	107,107
ConocoPhillips Co.	1,248,100	62,580
Devon Energy Corp.	800,000	36,536
EOG Resources, Inc.	300,000	30,330
EQT Midstream Partners LP	193,700	14,853
Kinder Morgan, Inc.	1,350,000	27,959
Suncor Energy, Inc.	900,000	29,427
Teekay LNG Partners LP	1,000,000	14,450
Williams Partners LP	550,000	20,917
		421,613

TOTAL ENERGY		483,316

FINANCIALS - 19.9%
Banks - 11.4%
Bank of America Corp.	5,700,000	125,970
Citigroup, Inc.	1,200,000	71,316
JPMorgan Chase & Co.	1,548,900	133,655
SunTrust Banks, Inc.	1,041,300	57,115
Wells Fargo & Co.	1,778,367	98,006
		486,062
Capital Markets - 4.2%
Goldman Sachs Group, Inc.	350,000	83,808
Moody's Corp.	116,593	10,991
Morgan Stanley	1,200,000	50,700
MSCI, Inc.	250,000	19,695
S&P Global, Inc.	115,725	12,445
		177,639
Consumer Finance - 0.4%
Capital One Financial Corp.	200,000	17,448
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	638,900	104,128
Insurance - 1.5%
American International Group, Inc.	577,500	37,717
Marsh & McLennan Companies, Inc.	375,000	25,346
		63,063

TOTAL FINANCIALS		848,340

HEALTH CARE - 11.5%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	225,000	27,529
Amgen, Inc.	551,300	80,606
		108,135
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	1,512,000	32,705
Danaher Corp.	703,200	54,737
Medtronic PLC	609,700	43,429
		130,871
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	300,000	48,012
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	257,700	36,361
Pharmaceuticals - 3.9%
Allergan PLC	121,900	25,600
Bristol-Myers Squibb Co.	800,000	46,752
Johnson & Johnson	800,000	92,168
		164,520

TOTAL HEALTH CARE		487,899

INDUSTRIALS - 8.9%
Aerospace & Defense - 5.0%
Huntington Ingalls Industries, Inc.	245,500	45,219
Northrop Grumman Corp.	225,000	52,331
Raytheon Co.	500,000	71,000
United Technologies Corp.	400,000	43,848
		212,398
Building Products - 1.0%
A.O. Smith Corp.	443,980	21,022
Masco Corp.	750,000	23,715
		44,737
Electrical Equipment - 0.6%
Fortive Corp.	451,600	24,219
Machinery - 2.3%
Caterpillar, Inc.	550,000	51,007
Flowserve Corp.	600,000	28,830
Xylem, Inc.	400,000	19,808
		99,645

TOTAL INDUSTRIALS		380,999

INFORMATION TECHNOLOGY - 20.0%
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	1,366,776	91,847
Internet Software & Services - 3.8%
Alphabet, Inc.:
Class A (a)	110,600	87,645
Class C (a)	26,027	20,088
Facebook, Inc. Class A (a)	489,200	56,282
		164,015
IT Services - 2.7%
CSRA, Inc.	500,000	15,920
MasterCard, Inc. Class A	460,300	47,526
Visa, Inc. Class A	646,400	50,432
		113,878
Semiconductors & Semiconductor Equipment - 2.3%
Lam Research Corp.	250,000	26,433
NXP Semiconductors NV (a)	305,817	29,973
Texas Instruments, Inc.	575,000	41,958
		98,364
Software - 4.6%
Adobe Systems, Inc. (a)	574,400	59,134
Microsoft Corp.	2,200,000	136,708
		195,842
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	1,622,200	187,882

TOTAL INFORMATION TECHNOLOGY		851,828

MATERIALS - 7.3%
Chemicals - 6.7%
CF Industries Holdings, Inc.	900,000	28,332
E.I. du Pont de Nemours & Co.	725,000	53,215
Ecolab, Inc.	402,500	47,181
LyondellBasell Industries NV Class A	650,000	55,757
Monsanto Co.	428,500	45,082
The Chemours Co. LLC	500,000	11,045
The Scotts Miracle-Gro Co. Class A	250,000	23,888
W.R. Grace & Co.	300,000	20,292
		284,792
Construction Materials - 0.6%
Vulcan Materials Co.	212,299	26,569

TOTAL MATERIALS		311,361

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	244,100	25,796
Easterly Government Properties, Inc.	1,211,300	24,250
Public Storage	200,000	44,700
		94,746
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	650,000	37,382
UTILITIES - 0.3%
Water Utilities - 0.3%
American Water Works Co., Inc.	175,000	12,663
TOTAL COMMON STOCKS
(Cost $3,278,295)		4,220,624

Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany)
(Cost $16,765)	300,000	16,339
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.49% 1/12/17 to 2/16/17 (c)
(Cost $12,776)	12,780	12,776
	Shares	Value (000s)

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.60% (d)	68,397,727	$68,411
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	1,443,674	1,444
TOTAL MONEY MARKET FUNDS
(Cost $69,855)		69,855
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $3,377,691)		4,319,594
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(55,255)
NET ASSETS - 100%		$4,264,339

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,275,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$210
Fidelity Securities Lending Cash Central Fund	16
Total	$226

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$558,820	$558,820	$--	$--
Consumer Staples	169,609	169,609	--	--
Energy	483,316	483,316	--	--
Financials	848,340	848,340	--	--
Health Care	487,899	487,899	--	--
Industrials	380,999	380,999	--	--
Information Technology	851,828	851,828	--	--
Materials	311,361	311,361	--	--
Real Estate	94,746	94,746	--	--
Telecommunication Services	37,382	37,382	--	--
Utilities	12,663	12,663	--	--
U.S. Government and Government Agency Obligations	12,776	--	12,776	--
Money Market Funds	69,855	69,855	--	--
Total Investments in Securities:	$4,319,594	$4,306,818	$12,776	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,407) — See accompanying schedule: Unaffiliated issuers (cost $3,307,836)	$4,249,739
Fidelity Central Funds (cost $69,855)	69,855
Total Investments (cost $3,377,691)		$4,319,594
Cash		1
Foreign currency held at value (cost $1,073)		1,073
Receivable for investments sold		34,325
Receivable for fund shares sold		1,786
Dividends receivable		3,052
Distributions receivable from Fidelity Central Funds		62
Prepaid expenses		9
Other receivables		177
Total assets		4,360,079
Liabilities
Payable for investments purchased	$1,073
Payable for fund shares redeemed	91,043
Accrued management fee	1,234
Payable for daily variation margin for derivative instruments	151
Other affiliated payables	581
Other payables and accrued expenses	212
Collateral on Securities Loaned	1,446
Total liabilities		95,740
Net Assets		$4,264,339
Net Assets consist of:
Paid in capital		$3,151,276
Distributions in excess of net investment income		(2,452)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		173,646
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		941,869
Net Assets		$4,264,339
Fidelity Fund:
Net Asset Value, offering price and redemption price per share ($3,714,899 ÷ 90,280 shares)		$41.15
Class K:
Net Asset Value, offering price and redemption price per share ($549,440 ÷ 13,358 shares)		$41.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2016 (Unaudited)
Investment Income
Dividends		$35,386
Interest		8
Income from Fidelity Central Funds		226
Total income		35,620
Expenses
Management fee	$7,455
Transfer agent fees	2,998
Accounting and security lending fees	529
Custodian fees and expenses	42
Independent trustees' fees and expenses	10
Registration fees	29
Audit	41
Legal	13
Miscellaneous	16
Total expenses before reductions	11,133
Expense reductions	(52)	11,081
Net investment income (loss)		24,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	273,954
Fidelity Central Funds	(11)
Foreign currency transactions	34
Futures contracts	10,066
Total net realized gain (loss)		284,043
Change in net unrealized appreciation (depreciation) on: Investment securities	(102,079)
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		(102,089)
Net gain (loss)		181,954
Net increase (decrease) in net assets resulting from operations		$206,493

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,539	$43,748
Net realized gain (loss)	284,043	177,083
Change in net unrealized appreciation (depreciation)	(102,089)	(272,836)
Net increase (decrease) in net assets resulting from operations	206,493	(52,005)
Distributions to shareholders from net investment income	(45,768)	(36,756)
Distributions to shareholders from net realized gain	(254,005)	(224,972)
Total distributions	(299,773)	(261,728)
Share transactions - net increase (decrease)	(99,982)	(324,381)
Total increase (decrease) in net assets	(193,262)	(638,114)
Net Assets
Beginning of period	4,457,601	5,095,715
End of period	$4,264,339	$4,457,601
Other Information
Undistributed net investment income end of period	$–	$18,777
Distributions in excess of net investment income end of period	$(2,452)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$42.04	$44.69	$45.42	$39.77	$34.51	$34.35
Income from Investment Operations
Net investment income (loss)A	.23	.38	.34	.35	.44	.37
Net realized and unrealized gain (loss)	1.77	(.73)	3.91	8.61	5.31	.02
Total from investment operations	2.00	(.35)	4.25	8.96	5.75	.39
Distributions from net investment income	(.44)	(.31)	(.30)	(.32)	(.49)	(.23)
Distributions from net realized gain	(2.45)	(1.99)	(4.68)	(2.98)	–	–
Total distributions	(2.89)	(2.30)	(4.98)	(3.31)B	(.49)	(.23)
Net asset value, end of period	$41.15	$42.04	$44.69	$45.42	$39.77	$34.51
Total ReturnC,D	4.74%	(.83)%	10.52%	23.70%	16.85%	1.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.52%	.52%	.53%	.56%	.58%
Expenses net of fee waivers, if any	.52%G	.52%	.52%	.53%	.56%	.58%
Expenses net of all reductions	.52%G	.52%	.52%	.53%	.55%	.58%
Net investment income (loss)	1.09%G	.91%	.79%	.82%	1.18%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$3,715	$3,762	$4,143	$4,811	$4,451	$4,364
Portfolio turnover rateH	80%G	67%	59%I	93%	113%	102%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Fund Class K

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$42.04	$44.69	$45.42	$39.78	$34.52	$34.35
Income from Investment Operations
Net investment income (loss)A	.25	.42	.39	.40	.49	.42
Net realized and unrealized gain (loss)	1.77	(.72)	3.91	8.60	5.31	.02
Total from investment operations	2.02	(.30)	4.30	9.00	5.80	.44
Distributions from net investment income	(.48)	(.36)	(.35)	(.38)	(.54)	(.27)
Distributions from net realized gain	(2.45)	(1.99)	(4.68)	(2.98)	–	–
Total distributions	(2.93)	(2.35)	(5.03)	(3.36)	(.54)	(.27)
Net asset value, end of period	$41.13	$42.04	$44.69	$45.42	$39.78	$34.52
Total ReturnB,C	4.80%	(.72)%	10.65%	23.83%	17.03%	1.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.42%F	.41%	.41%	.41%	.42%	.43%
Expenses net of fee waivers, if any	.41%F	.41%	.41%	.41%	.42%	.43%
Expenses net of all reductions	.41%F	.41%	.41%	.41%	.41%	.42%
Net investment income (loss)	1.20%F	1.02%	.90%	.94%	1.32%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$549	$696	$952	$1,119	$994	$814
Portfolio turnover rateG	80%F	67%	59%H	93%	113%	102%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$967,775
Gross unrealized depreciation	(32,153)
Net unrealized appreciation (depreciation) on securities	$935,622
Tax cost	$3,383,972

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $10,066 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,739,667 and $2,042,174, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Fund	$2,842.15
Class K	156.05
	$2,998

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $38 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,372.57%		$–(a)

 (a) In the amount of less than five hundred dollars.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16, including $1 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $35 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2016	Year ended June 30, 2016
From net investment income
Fidelity Fund	$38,394	$28,914
Class K	7,374	7,842
Total	$45,768	$36,756
From net realized gain
Fidelity Fund	$216,202	$183,334
Class K	37,803	41,638
Total	$254,005	$224,972

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2016	Year ended June 30, 2016	Six months ended December 31, 2016	Year ended June 30, 2016
Fidelity Fund
Shares sold	1,149	3,667	$48,160	$152,399
Reinvestment of distributions	5,609	4,583	234,849	196,417
Shares redeemed	(5,963)	(11,490)	(250,140)	(476,458)
Net increase (decrease)	795	(3,240)	$32,869	$(127,642)
Class K
Shares sold	752	7,320	$31,607	$293,997
Reinvestment of distributions	1,079	1,156	45,177	49,480
Shares redeemed	(5,024)	(13,234)	(209,635)	(540,216)
Net increase (decrease)	(3,193)	(4,758)	$(132,851)	$(196,739)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Fidelity Fund	.52%
Actual		$1,000.00	$1,047.40	$2.68
Hypothetical-C		$1,000.00	$1,022.58	$2.65
Class K	.41%
Actual		$1,000.00	$1,048.00	$2.12
Hypothetical-C		$1,000.00	$1,023.14	$2.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Series Growth & Income Fund Fidelity® Series Growth & Income Fund Class F Semi-Annual Report December 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.(a)	4.1	3.6
Bank of America Corp.(a)	3.9	2.6
Microsoft Corp.	3.3	3.1
Apple, Inc.	3.1	2.6
Citigroup, Inc.(a)	3.0	2.3
General Electric Co.(a)	2.7	3.3
Chevron Corp.	2.0	2.5
Comcast Corp. Class A	1.8	1.8
Qualcomm, Inc.(a)	1.8	1.9
State Street Corp.	1.6	1.2
	27.3

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	20.5
Information Technology	16.8	19.9
Energy	13.2	12.5
Health Care	12.5	14.1
Industrials	11.4	12.6

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*,**
Stocks	98.6%
Convertible Securities	1.3%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.1)%

 * Foreign investments - 9.9%

 ** Written Options - (0.5)%

 *** Net Other Assets (Liabilities) are not included in the pie chart

As of June 30, 2016*,**
Stocks	97.9%
Convertible Securities	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 11.5%

 ** Written Options - (0.1)%

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
		Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.0%
Gentex Corp.		208,700	$4,109,303
Automobiles - 0.1%
General Motors Co.		162,000	5,644,080
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. (a)		133,200	5,017,644
Hotels, Restaurants & Leisure - 0.5%
Cedar Fair LP (depositary unit)		49,900	3,203,580
Dunkin' Brands Group, Inc.		173,900	9,119,316
Las Vegas Sands Corp. (b)		202,300	10,804,843
Whitbread PLC		116,762	5,433,569
Wingstop, Inc.		198,100	5,861,779
Yum! Brands, Inc.		205,455	13,011,465
			47,434,552
Leisure Products - 0.1%
NJOY, Inc. (a)(c)		791,469	8
Polaris Industries, Inc.		156,100	12,861,079
			12,861,087
Media - 4.9%
AMC Networks, Inc. Class A (a)		89,100	4,663,494
Comcast Corp. Class A		2,417,000	166,893,850
Scripps Networks Interactive, Inc. Class A		730,614	52,143,921
Sinclair Broadcast Group, Inc. Class A		460,523	15,358,442
The Walt Disney Co.		380,600	39,666,132
Time Warner, Inc.		1,353,777	130,680,094
Viacom, Inc. Class B (non-vtg.)		987,100	34,647,210
			444,053,143
Multiline Retail - 1.4%
Dollar General Corp.		64,600	4,784,922
Kohl's Corp.		167,600	8,276,088
Macy's, Inc.		212,700	7,616,787
Target Corp.		1,460,375	105,482,886
			126,160,683
Specialty Retail - 1.3%
Bed Bath & Beyond, Inc.		78,700	3,198,368
Foot Locker, Inc.		302,800	21,465,492
L Brands, Inc.		341,400	22,477,776
Lowe's Companies, Inc.		1,064,000	75,671,680
			122,813,316
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.		62,200	5,617,904
VF Corp.		33,800	1,803,230
			7,421,134

TOTAL CONSUMER DISCRETIONARY			775,514,942

CONSUMER STAPLES - 6.1%
Beverages - 2.1%
Britvic PLC		238,200	1,664,472
Cott Corp.		163,600	1,852,098
Diageo PLC		1,158,477	30,062,309
Dr. Pepper Snapple Group, Inc.		81,800	7,416,806
Molson Coors Brewing Co. Class B		281,700	27,412,227
PepsiCo, Inc.		219,100	22,924,433
The Coca-Cola Co.		2,341,418	97,075,190
			188,407,535
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.		129,600	20,750,256
CVS Health Corp.		892,220	70,405,080
Kroger Co.		495,900	17,113,509
Walgreens Boots Alliance, Inc.		156,693	12,967,913
Whole Foods Market, Inc.		126,600	3,894,216
			125,130,974
Food Products - 0.5%
B&G Foods, Inc. Class A		231,400	10,135,320
Hostess Brands, Inc. Class A (a)		734,800	9,552,400
Mead Johnson Nutrition Co. Class A		388,300	27,476,108
			47,163,828
Household Products - 1.6%
Procter & Gamble Co.		1,720,700	144,676,456
Personal Products - 0.1%
Edgewell Personal Care Co. (a)		130,500	9,525,195
Tobacco - 0.4%
Altria Group, Inc.		159,800	10,805,676
Reynolds American, Inc.		537,200	30,104,688
			40,910,364

TOTAL CONSUMER STAPLES			555,814,352

ENERGY - 12.9%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.		425,000	27,612,250
National Oilwell Varco, Inc.		818,300	30,637,152
Oceaneering International, Inc.		900,530	25,403,951
Schlumberger Ltd.		119,907	10,066,193
			93,719,546
Oil, Gas & Consumable Fuels - 11.9%
Amyris, Inc. (a)(d)		228,433	166,756
Anadarko Petroleum Corp.		299,300	20,870,189
Apache Corp.		1,359,241	86,271,026
Cabot Oil & Gas Corp.		598,400	13,978,624
Cenovus Energy, Inc.		3,494,300	52,831,557
Chevron Corp.		1,537,135	180,920,790
ConocoPhillips Co.		2,932,880	147,054,603
EQT Midstream Partners LP		60,500	4,639,140
Golar LNG Ltd.		822,500	18,868,150
Imperial Oil Ltd.		1,909,500	66,430,376
Kinder Morgan, Inc.		4,197,700	86,934,367
Legacy Reserves LP (a)		1,445,200	3,063,824
MPLX LP		110,539	3,826,860
PrairieSky Royalty Ltd.		890,315	21,179,504
Suncor Energy, Inc.		4,390,200	143,544,319
Teekay LNG Partners LP		692,700	10,009,515
The Williams Companies, Inc.		4,736,057	147,480,815
Williams Partners LP		1,836,491	69,841,753
			1,077,912,168

TOTAL ENERGY			1,171,631,714

FINANCIALS - 25.7%
Banks - 18.0%
Bank of America Corp. (b)		16,055,005	354,815,611
Citigroup, Inc. (b)		4,624,378	274,826,785
Comerica, Inc. (b)		772,700	52,628,597
Cullen/Frost Bankers, Inc.		46,700	4,120,341
JPMorgan Chase & Co. (b)		4,343,649	374,813,475
Lloyds Banking Group PLC		2,122,900	1,630,127
M&T Bank Corp.		343,000	53,655,490
PNC Financial Services Group, Inc.		593,224	69,383,479
Regions Financial Corp. (b)		4,578,400	65,745,824
Standard Chartered PLC (United Kingdom) (a)		523,776	4,283,548
SunTrust Banks, Inc. (b)		2,173,400	119,210,990
U.S. Bancorp (b)		2,253,039	115,738,613
Wells Fargo & Co.		2,553,399	140,717,819
			1,631,570,699
Capital Markets - 6.6%
Apollo Global Management LLC Class A		816,100	15,799,696
Ashmore Group PLC		154,490	538,242
CBOE Holdings, Inc.		294,800	21,782,772
Charles Schwab Corp. (b)		1,627,881	64,252,463
Federated Investors, Inc. Class B (non-vtg.)		78,300	2,214,324
Goldman Sachs Group, Inc.		13,400	3,208,630
Intertrust NV		250,000	4,400,077
KKR & Co. LP		3,297,911	50,754,850
Morgan Stanley (b)		1,785,700	75,445,825
Northern Trust Corp. (b)		1,182,651	105,315,072
Oaktree Capital Group LLC Class A		341,100	12,791,250
S&P Global, Inc.		194,800	20,948,792
State Street Corp.		1,908,251	148,309,268
The Blackstone Group LP		2,585,300	69,880,659
			595,641,920
Insurance - 0.7%
Marsh & McLennan Companies, Inc.		481,607	32,551,817
MetLife, Inc.		288,587	15,551,953
Principal Financial Group, Inc.		222,500	12,873,850
Willis Group Holdings PLC		35,800	4,377,624
			65,355,244
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)		987,900	10,066,701
Radian Group, Inc.		1,490,064	26,791,351
			36,858,052

TOTAL FINANCIALS			2,329,425,915

HEALTH CARE - 11.5%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)		320,300	39,188,705
Amgen, Inc.		389,319	56,922,331
Biogen, Inc. (a)		148,900	42,225,062
Gilead Sciences, Inc.		594,020	42,537,772
Grifols SA		265,500	5,276,555
Intercept Pharmaceuticals, Inc. (a)		50,000	5,432,500
Shire PLC sponsored ADR		144,100	24,551,758
Vertex Pharmaceuticals, Inc. (a)		20,900	1,539,703
			217,674,386
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories		827,349	31,778,475
Becton, Dickinson & Co.		29,200	4,834,060
Medtronic PLC		1,095,436	78,027,906
Meridian Bioscience, Inc.		67,157	1,188,679
Zimmer Biomet Holdings, Inc.		344,100	35,511,120
			151,340,240
Health Care Providers & Services - 1.7%
Anthem, Inc.		256,900	36,934,513
Cigna Corp.		332,300	44,325,497
McKesson Corp.		362,047	50,849,501
Patterson Companies, Inc. (d)		492,338	20,200,628
			152,310,139
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.		816,900	37,217,964
Pharmaceuticals - 5.3%
Allergan PLC		39,700	8,337,397
AstraZeneca PLC sponsored ADR		840,900	22,973,388
Bayer AG		61,100	6,365,609
Bristol-Myers Squibb Co.		1,009,700	59,006,868
GlaxoSmithKline PLC sponsored ADR		3,161,200	121,737,812
Innoviva, Inc. (a)		361,500	3,868,050
Johnson & Johnson		1,253,970	144,469,884
Novartis AG sponsored ADR		36,030	2,624,425
Sanofi SA		327,474	26,481,239
Teva Pharmaceutical Industries Ltd. sponsored ADR		2,343,284	84,944,045
			480,808,717

TOTAL HEALTH CARE			1,039,351,446

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.1%
General Dynamics Corp.		130,100	22,463,066
Meggitt PLC		321,073	1,814,636
Rolls-Royce Holdings PLC		1,556,900	12,787,599
The Boeing Co.		460,941	71,759,295
United Technologies Corp.		704,500	77,227,290
			186,051,886
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.		376,100	27,553,086
Expeditors International of Washington, Inc.		237,700	12,588,592
United Parcel Service, Inc. Class B (b)		676,745	77,582,047
			117,723,725
Airlines - 0.2%
Copa Holdings SA Class A		195,238	17,733,468
Commercial Services & Supplies - 0.1%
Aggreko PLC		162,700	1,840,695
KAR Auction Services, Inc.		244,300	10,412,066
			12,252,761
Construction & Engineering - 0.1%
Fluor Corp.		152,400	8,004,048
Electrical Equipment - 0.5%
AMETEK, Inc.		383,700	18,647,820
Hubbell, Inc. Class B		259,703	30,307,340
			48,955,160
Industrial Conglomerates - 2.7%
General Electric Co. (b)		7,775,456	245,704,410
Machinery - 1.1%
Burckhardt Compression Holding AG (d)		16,990	4,467,321
Caterpillar, Inc.		24,000	2,225,760
Deere & Co.		230,900	23,791,936
Donaldson Co., Inc.		307,900	12,956,432
Flowserve Corp.		703,200	33,788,760
IMI PLC		102,200	1,309,893
Wabtec Corp.		217,400	18,048,548
			96,588,650
Professional Services - 0.3%
Nielsen Holdings PLC		382,900	16,062,655
Robert Half International, Inc.		230,700	11,253,546
			27,316,201
Road & Rail - 2.4%
CSX Corp.		2,196,408	78,916,939
J.B. Hunt Transport Services, Inc.		677,688	65,783,174
Kansas City Southern		200,400	17,003,940
Norfolk Southern Corp.		279,534	30,209,239
Union Pacific Corp.		228,400	23,680,512
			215,593,804
Trading Companies & Distributors - 0.5%
Fastenal Co.		173,900	8,169,822
Howden Joinery Group PLC		153,000	723,683
W.W. Grainger, Inc.		41,700	9,684,825
Watsco, Inc.		209,447	31,023,290
			49,601,620

TOTAL INDUSTRIALS			1,025,525,733

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.5%
Cisco Systems, Inc.		4,482,133	135,450,059
Internet Software & Services - 2.8%
Alphabet, Inc.:
Class A (a)		174,509	138,289,657
Class C (a)		148,265	114,433,892
			252,723,549
IT Services - 3.6%
First Data Corp. Class A (a)		1,308,987	18,574,526
MasterCard, Inc. Class A (b)		804,900	83,105,925
Paychex, Inc.		1,332,341	81,112,920
Sabre Corp.		683,000	17,040,850
Unisys Corp. (a)(d)		1,682,788	25,157,681
Visa, Inc. Class A		1,356,400	105,826,328
			330,818,230
Semiconductors & Semiconductor Equipment - 1.8%
Qualcomm, Inc. (b)		2,535,100	165,288,520
Software - 3.6%
Microsoft Corp.		4,848,017	301,255,776
Oracle Corp.		324,069	12,460,453
SS&C Technologies Holdings, Inc.		401,300	11,477,180
			325,193,409
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.		2,439,360	282,526,675
Western Digital Corp.		484,200	32,901,390
			315,428,065

TOTAL INFORMATION TECHNOLOGY			1,524,901,832

MATERIALS - 2.9%
Chemicals - 2.4%
CF Industries Holdings, Inc.		801,900	25,243,812
E.I. du Pont de Nemours & Co.		328,031	24,077,475
Johnson Matthey PLC		23,600	925,473
LyondellBasell Industries NV Class A		452,100	38,781,138
Monsanto Co.		604,921	63,643,738
Olin Corp.		125,400	3,211,494
Potash Corp. of Saskatchewan, Inc.		2,306,900	41,734,332
PPG Industries, Inc.		32,500	3,079,700
W.R. Grace & Co.		275,300	18,621,292
			219,318,454
Containers & Packaging - 0.5%
Ball Corp.		86,200	6,471,034
Graphic Packaging Holding Co.		66,100	824,928
Packaging Corp. of America		83,000	7,040,060
WestRock Co.		566,100	28,740,897
			43,076,919

TOTAL MATERIALS			262,395,373

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.		123,900	13,093,752
Crown Castle International Corp.		321,700	27,913,909
First Potomac Realty Trust		78,131	857,097
Omega Healthcare Investors, Inc.		161,000	5,032,860
Public Storage		81,400	18,192,900
Sabra Health Care REIT, Inc.		283,700	6,927,954
			72,018,472
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.		1,976,723	105,517,474
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.		2,214,600	78,596,154
Multi-Utilities - 0.0%
Sempra Energy		700	70,448

TOTAL UTILITIES			78,666,602

TOTAL COMMON STOCKS
(Cost $7,220,871,884)			8,940,763,855

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00% (a)		245,741	79,128,602
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%		199,200	12,603,384
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00% (a)		59,000	3,666,260
TOTAL CONVERTIBLE PREFERRED STOCKS			95,398,246
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)		227,415,800	280,267
TOTAL PREFERRED STOCKS
(Cost $97,459,791)			95,678,513
		Principal Amount(e)	Value

Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 pay-in-kind (c)(f)		2,729,711	1,511,905
9.5% 4/15/19 pay-in-kind		5,081,000	3,185,152
			4,697,057
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (g)	EUR	9,500,000	10,878,490
TOTAL CONVERTIBLE BONDS
(Cost $17,958,611)			15,575,547
		Shares	Value

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) unit (c)(h)
(Cost $17,170,118)		17,170,118	17,170,118

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.60% (i)		78,723,861	78,739,606
Fidelity Securities Lending Cash Central Fund 0.65% (i)(j)		15,340,444	15,341,978
TOTAL MONEY MARKET FUNDS
(Cost $94,081,510)			94,081,584
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $7,447,541,914)			9,163,269,617
NET OTHER ASSETS (LIABILITIES) - (1.1)%			(98,089,436)
NET ASSETS - 100%			$9,065,180,181

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Bank of America Corp.	1/20/17 - $18.00	16,042	$384,999	$(6,657,430)
Bank of America Corp.	1/20/17 - $20.00	24,041	1,057,780	(5,385,184)
Charles Schwab	1/20/17 - $35.00	3,003	184,680	(1,351,350)
Citigroup, Inc.	1/20/17 - $50.00	4,399	892,977	(4,190,048)
Citigroup, Inc.	1/20/17 - $55.00	4,440	195,356	(2,120,100)
Citigroup, Inc.	2/17/17 - $60.00	2,225	264,769	(471,700)
Comerica, Inc.	1/20/17 - $55.00	1,530	191,246	(2,046,375)
General Electric	1/20/17 - $32.00	8,013	248,974	(300,488)
JPMorgan Chase & Co.	1/20/17 - $72.50	8,920	615,728	(12,354,200)
JPMorgan Chase & Co.	2/17/17 - $85.00	4,357	507,083	(1,481,380)
Las Vegas Sands Corp.	1/20/17 - $62.50	742	139,499	(3,339)
MasterCard, Inc. Class A	1/20/17 - $105.00	1,611	453,258	(173,988)
Morgan Stanley	1/20/17 - $36.00	2,679	123,231	(1,701,165)
Northern Trust Corp.	1/20/17 - $75.00	1,204	176,984	(1,685,600)
Qualcomm, Inc.	1/20/17 - $67.50	4,197	499,516	(205,653)
Regions Financial Corp.	1/20/17 - $11.00	112	3,700	(37,520)
Regions Financial Corp.	2/17/17 - $13.00	8,617	293,547	(1,370,103)
Regions Financial Corp.	1/20/17 - $14.00	11,355	397,416	(715,365)
SunTrust Banks, Inc.	1/20/17 - $46.00	4,453	496,320	(3,952,038)
SunTrust Banks, Inc.	1/20/17 - $50.00	2,219	135,417	(1,126,143)
SunTrust Banks, Inc.	1/20/17 - $55.00	2,131	147,036	(277,030)
U.S. Bancorp	1/20/17 - $50.00	3,428	126,833	(625,610)
United Parcel Service, Inc. Class B	4/21/17 - $115.00	1,193	169,403	(450,356)
TOTAL WRITTEN OPTIONS			$7,705,752	$(48,682,165)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $494,911,465.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,682,031 or 0.2% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,878,490 or 0.1% of net assets.

 (h) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18 pay-in-kind	10/16/13 - 10/17/16	$2,729,711
NJOY, Inc.	2/14/14	$1,372,724
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16 - 11/4/16	$17,170,118

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$204,864
Fidelity Securities Lending Cash Central Fund	161,895
Total	$366,759

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$775,514,942	$775,514,934	$--	$8
Consumer Staples	555,814,352	525,752,043	30,062,309	--
Energy	1,171,631,714	1,171,631,714	--	--
Financials	2,329,425,915	2,327,795,788	1,630,127	--
Health Care	1,118,480,048	1,006,504,598	111,975,450	--
Industrials	1,038,409,384	1,025,621,785	12,787,599	--
Information Technology	1,524,901,832	1,524,901,832	--	--
Materials	262,395,373	262,395,373	--	--
Real Estate	72,018,472	72,018,472	--	--
Telecommunication Services	105,517,474	105,517,474	--	--
Utilities	82,332,862	82,332,862	--	--
Corporate Bonds	15,575,547	--	14,063,642	1,511,905
Other	17,170,118	--	--	17,170,118
Money Market Funds	94,081,584	94,081,584	--	--
Total Investments in Securities:	$9,163,269,617	$8,974,068,459	$170,519,127	$18,682,031
Derivative Instruments:
Liabilities
Written Options	$(48,682,165)	$(48,682,165)	$--	$--
Total Liabilities	$(48,682,165)	$(48,682,165)	$--	$--
Total Derivative Instruments:	$(48,682,165)	$(48,682,165)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(48,682,165)
Total Equity Risk	0	(48,682,165)
Total Value of Derivatives	$0	$(48,682,165)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,902,441) — See accompanying schedule: Unaffiliated issuers (cost $7,353,460,404)	$9,069,188,033
Fidelity Central Funds (cost $94,081,510)	94,081,584
Total Investments (cost $7,447,541,914)		$9,163,269,617
Foreign currency held at value (cost $111,536)		111,554
Receivable for investments sold		22,898,383
Receivable for fund shares sold		45,185
Dividends receivable		11,719,009
Interest receivable		190,269
Distributions receivable from Fidelity Central Funds		47,615
Prepaid expenses		17,582
Other receivables		17,344
Total assets		9,198,316,558
Liabilities
Payable for investments purchased	$1,132,100
Payable for fund shares redeemed	63,914,798
Accrued management fee	3,415,108
Written options, at value (premium received $7,705,752)	48,682,165
Other affiliated payables	591,611
Other payables and accrued expenses	64,150
Collateral on Securities Loaned	15,336,445
Total liabilities		133,136,377
Net Assets		$9,065,180,181
Net Assets consist of:
Paid in capital		$7,421,315,394
Distributions in excess of net investment income		(26,516,910)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,304,649)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,674,686,346
Net Assets		$9,065,180,181
Series Growth and Income:
Net Asset Value, offering price and redemption price per share ($3,538,250,222 ÷ 249,668,752 shares)		$14.17
Class F:
Net Asset Value, offering price and redemption price per share ($5,526,929,959 ÷ 389,432,997 shares)		$14.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2016 (Unaudited)
Investment Income
Dividends		$106,846,896
Interest		424,002
Income from Fidelity Central Funds		366,759
Total income		107,637,657
Expenses
Management fee	$20,642,277
Transfer agent fees	2,860,715
Accounting and security lending fees	629,911
Custodian fees and expenses	102,863
Independent trustees' fees and expenses	19,435
Audit	27,881
Legal	22,612
Interest	8,268
Miscellaneous	40,327
Total expenses before reductions	24,354,289
Expense reductions	(33,729)	24,320,560
Net investment income (loss)		83,317,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	104,524,199
Fidelity Central Funds	58,379
Foreign currency transactions	(53,965)
Futures contracts	(1,849,323)
Written options	1,842,903
Total net realized gain (loss)		104,522,193
Change in net unrealized appreciation (depreciation) on: Investment securities	1,086,372,159
Assets and liabilities in foreign currencies	(5,213)
Written options	(39,867,399)
Total change in net unrealized appreciation (depreciation)		1,046,499,547
Net gain (loss)		1,151,021,740
Net increase (decrease) in net assets resulting from operations		$1,234,338,837

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,317,097	$177,481,238
Net realized gain (loss)	104,522,193	(11,521,139)
Change in net unrealized appreciation (depreciation)	1,046,499,547	(381,309,562)
Net increase (decrease) in net assets resulting from operations	1,234,338,837	(215,349,463)
Distributions to shareholders from net investment income	(121,253,233)	(193,648,252)
Distributions to shareholders from net realized gain	(12,492,488)	(338,147,916)
Total distributions	(133,745,721)	(531,796,168)
Share transactions - net increase (decrease)	(752,590,440)	10,054,432
Total increase (decrease) in net assets	348,002,676	(737,091,199)
Net Assets
Beginning of period	8,717,177,505	9,454,268,704
End of period	$9,065,180,181	$8,717,177,505
Other Information
Undistributed net investment income end of period	$–	$11,419,226
Distributions in excess of net investment income end of period	$(26,516,910)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Growth & Income Fund Series Growth and Income

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$12.57	$13.67	$13.58	$11.53	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.24	.25	.24	.09
Net realized and unrealized gain (loss)	1.68	(.59)	.43	2.29	1.45
Total from investment operations	1.79	(.35)	.68	2.53	1.54
Distributions from net investment income	(.17)	(.26)	(.24)	(.21)	(.01)
Distributions from net realized gain	(.02)	(.49)	(.36)	(.27)	–
Total distributions	(.19)	(.75)	(.59)C	(.48)	(.01)
Net asset value, end of period	$14.17	$12.57	$13.67	$13.58	$11.53
Total ReturnD,E	14.32%	(2.56)%	5.21%	22.40%	15.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.63%	.63%	.66%	.78%H
Expenses net of fee waivers, if any	.62%H	.63%	.63%	.66%	.78%H
Expenses net of all reductions	.62%H	.63%	.63%	.66%	.77%H
Net investment income (loss)	1.71%H	1.89%	1.82%	1.87%	1.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,538,250	$3,411,837	$3,849,841	$3,910,455	$1,000,854
Portfolio turnover rateI	38%H	36%	40%	53%J	80%H

 A For the period December 6, 2012 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.359 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Growth & Income Fund Class F

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$13.69	$13.60	$11.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.26	.27	.26	.10
Net realized and unrealized gain (loss)	1.68	(.59)	.44	2.29	1.45
Total from investment operations	1.81	(.33)	.71	2.55	1.55
Distributions from net investment income	(.19)	(.28)	(.26)	(.23)	(.01)
Distributions from net realized gain	(.02)	(.49)	(.36)	(.27)	–
Total distributions	(.21)	(.77)	(.62)	(.49)C	(.01)
Net asset value, end of period	$14.19	$12.59	$13.69	$13.60	$11.54
Total ReturnD,E	14.42%	(2.40)%	5.37%	22.61%	15.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.47%	.47%	.48%	.59%H
Expenses net of fee waivers, if any	.47%H	.47%	.47%	.48%	.59%H
Expenses net of all reductions	.46%H	.46%	.47%	.48%	.58%H
Net investment income (loss)	1.87%H	2.05%	1.98%	2.04%	1.60%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,526,930	$5,305,340	$5,604,428	$5,360,603	$1,227,712
Portfolio turnover rateI	38%H	36%	40%	53%J	80%H

 A For the period December 6, 2012 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.49 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.266 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2016

1. Organization.

Fidelity Series Growth & Income Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Growth & Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, certain conversion ratio adjustments, equity-debt classifications and losses due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,035,851,460
Gross unrealized depreciation	(364,343,386)
Net unrealized appreciation (depreciation) on securities	$1,671,508,074
Tax cost	$7,491,761,543

At the prior fiscal period end, the Fund was required to defer approximately $181,701 of losses on options. The Fund elected to defer to its next fiscal year approximately $51,652,763 of capital losses recognized during the period November 1, 2015 to June 30, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $17,170,118 in this Subsidiary, representing .19% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures	$(1,849,323)	$–
Written Options	1,842,903	(39,867,399)
Totals	$(6,420)	$(39,867,399)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	51,594	$4,458,981
Options Opened	192,589	13,039,541
Options Exercised	(25,013)	(2,214,769)
Options Closed	(87,055)	(6,584,474)
Options Expired	(11,204)	(993,527)
Outstanding at end of period	120,911	$7,705,752

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,713,999,929 and $2,493,048,868, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Growth & Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Growth and Income	$2,860,715.16

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $57,123 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$36,313,357.59%		$8,268

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,993 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $161,895, including $180 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,286.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32,443.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2016	Year ended June 30, 2016
From net investment income
Series Growth and Income	$44,892,121	$74,235,384
Class F	76,361,112	119,412,868
Total	$121,253,233	$193,648,252
From net realized gain
Series Growth and Income	$4,884,467	$137,333,169
Class F	7,608,021	200,814,747
Total	$12,492,488	$338,147,916

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2016	Year ended June 30, 2016	Six months ended December 31, 2016	Year ended June 30, 2016
Series Growth and Income
Shares sold	8,261,653	28,151,373	$113,213,553	$346,630,621
Reinvestment of distributions	3,682,808	16,551,780	49,776,588	211,568,553
Shares redeemed	(33,722,590)	(54,900,476)	(465,401,546)	(691,270,727)
Net increase (decrease)	(21,778,129)	(10,197,323)	$(302,411,405)	$(133,071,553)
Class F
Shares sold	19,725,766	74,341,299	$264,853,351	$921,192,271
Reinvestment of distributions	6,203,089	25,047,819	83,969,133	320,227,615
Shares redeemed	(57,860,679)	(87,369,438)	(799,001,519)	(1,098,293,901)
Net increase (decrease)	(31,931,824)	12,019,680	$(450,179,035)	$143,125,985

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Series Growth and Income	.62%
Actual		$1,000.00	$1,143.20	$3.35
Hypothetical-C		$1,000.00	$1,022.08	$3.16
Class F	.47%
Actual		$1,000.00	$1,144.20	$2.54
Hypothetical-C		$1,000.00	$1,022.84	$2.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Growth & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Series Growth & Income Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Series Growth & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Approval of New Advisory Contracts.  The Board also voted to approve a new management contract and new sub-advisory agreements for the fund (New Advisory Contracts) that will take effect if the shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) approve new management contracts for the Freedom Funds. Under the New Advisory Contracts the fund will no longer pay a management fee to FMR. The new sub-advisory agreements provide that FMR or its affiliates will pay the fees based on a portion of the management fees received by an affiliate of FMR under its management contracts with the Freedom Funds. The Board noted the New Advisory Contracts are expected to result in an overall decrease in the fees and expenses payable by the fund. The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature, extent and quality of services provided to the fund; or (iii) the day-to-day management of the fund and the personnel primarily responsible for such management. The Board also considered that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Growth Discovery Fund Semi-Annual Report December 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	8.9	12.6
Alphabet, Inc. Class A	6.3	7.8
Amazon.com, Inc.	3.9	3.1
Electronic Arts, Inc.	3.2	2.4
Charter Communications, Inc. Class A	3.1	0.5
Home Depot, Inc.	2.8	2.5
Reynolds American, Inc.	2.1	1.9
UnitedHealth Group, Inc.	1.9	0.0
Global Payments, Inc.	1.7	0.8
Adobe Systems, Inc.	1.6	1.3
	35.5

Top Five Market Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.1	38.2
Consumer Discretionary	19.0	16.0
Health Care	14.0	13.2
Consumer Staples	8.8	7.0
Financials	7.7	8.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*
Stocks	98.1%
Convertible Securities	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 7.8%

As of June 30, 2016*
Stocks	94.0%
Convertible Securities	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

 * Foreign investments - 8.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.9%
Automobiles - 0.6%
Tesla Motors, Inc. (a)	30,600	$6,539
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (a)	66,000	4,621
Houghton Mifflin Harcourt Co. (a)	98,800	1,072
Nord Anglia Education, Inc. (a)	111,372	2,595
ServiceMaster Global Holdings, Inc. (a)	29,600	1,115
		9,403
Hotels, Restaurants & Leisure - 3.9%
Buffalo Wild Wings, Inc. (a)	5,500	849
Dave & Buster's Entertainment, Inc. (a)	174,300	9,813
Domino's Pizza, Inc.	27,723	4,415
Papa John's International, Inc.	72,000	6,162
Popeyes Louisiana Kitchen, Inc. (a)	52,400	3,169
Starbucks Corp.	307,852	17,092
Wingstop, Inc.	66,600	1,971
		43,471
Household Durables - 0.0%
Gree Electric Appliances, Inc. of Zhuhai Class A	140,800	499
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (a)	59,100	44,317
Ctrip.com International Ltd. ADR (a)	129,900	5,196
Netflix, Inc. (a)	36,300	4,494
NutriSystem, Inc.	54,500	1,888
		55,895
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	56,145	0
Media - 3.7%
Charter Communications, Inc. Class A (a)	118,700	34,176
Cinemark Holdings, Inc.	60,200	2,309
Sirius XM Holdings, Inc. (c)	1,015,400	4,519
		41,004
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	44,400	3,427
Ollie's Bargain Outlet Holdings, Inc. (a)	94,300	2,683
		6,110
Specialty Retail - 3.5%
AutoZone, Inc. (a)	9,100	7,187
Five Below, Inc. (a)	2,600	104
Home Depot, Inc.	230,424	30,895
MarineMax, Inc. (a)	49,000	948
		39,134
Textiles, Apparel & Luxury Goods - 0.9%
Kate Spade & Co. (a)	361,470	6,749
LVMH Moet Hennessy - Louis Vuitton SA	17,809	3,396
		10,145

TOTAL CONSUMER DISCRETIONARY		212,200

CONSUMER STAPLES - 8.8%
Beverages - 3.7%
Anheuser-Busch InBev SA NV ADR	50,300	5,304
Constellation Brands, Inc. Class A (sub. vtg.)	31,900	4,891
Kweichow Moutai Co. Ltd. (A Shares)	28,829	1,387
Molson Coors Brewing Co. Class B	92,600	9,011
PepsiCo, Inc.	55,300	5,786
Pernod Ricard SA ADR	107,700	2,324
The Coca-Cola Co.	324,236	13,443
		42,146
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	47,100	7,541
Whole Foods Market, Inc.	71,351	2,195
		9,736
Food Products - 0.5%
Danone SA	84,100	5,322
Hostess Brands, Inc. Class A (a)	25,300	329
		5,651
Household Products - 0.5%
Procter & Gamble Co.	72,400	6,087
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	78,700	6,020
Herbalife Ltd. (a)	124,800	6,008
		12,028
Tobacco - 2.1%
Reynolds American, Inc.	419,600	23,514

TOTAL CONSUMER STAPLES		99,162

ENERGY - 0.9%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	117,200	7,614
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd. (c)	108,961	2,500

TOTAL ENERGY		10,114

FINANCIALS - 7.7%
Banks - 2.9%
First Republic Bank	134,800	12,420
HDFC Bank Ltd.	31,265	607
JPMorgan Chase & Co.	209,200	18,052
Metro Bank PLC	22,400	807
		31,886
Capital Markets - 4.0%
BlackRock, Inc. Class A	13,694	5,211
CME Group, Inc.	148,245	17,100
E*TRADE Financial Corp. (a)	263,859	9,143
JMP Group, Inc.	64,700	397
MSCI, Inc.	85,100	6,704
S&P Global, Inc.	60,712	6,529
		45,084
Diversified Financial Services - 0.5%
Bats Global Markets, Inc.	38,500	1,290
Berkshire Hathaway, Inc. Class B (a)	24,800	4,042
Quantenna Communications, Inc.	36,800	667
		5,999
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	102,100	3,305

TOTAL FINANCIALS		86,274

HEALTH CARE - 14.0%
Biotechnology - 6.5%
Advanced Accelerator Applications SA sponsored ADR (a)	45,600	1,220
Alexion Pharmaceuticals, Inc. (a)	74,900	9,164
Amgen, Inc.	102,800	15,030
Biogen, Inc. (a)	15,100	4,282
BioMarin Pharmaceutical, Inc. (a)	72,196	5,981
Cytokinetics, Inc. (a)	36,200	440
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	332
Gilead Sciences, Inc.	75,763	5,425
Insmed, Inc. (a)	342,678	4,534
Regeneron Pharmaceuticals, Inc. (a)	19,300	7,085
Samsung Biologics Co. Ltd. (a)	926	116
TESARO, Inc. (a)	48,700	6,549
Vertex Pharmaceuticals, Inc. (a)	175,600	12,936
		73,094
Health Care Equipment & Supplies - 4.1%
Boston Scientific Corp. (a)	428,700	9,273
Danaher Corp.	129,355	10,069
DexCom, Inc. (a)	33,400	1,994
Intuitive Surgical, Inc. (a)	15,500	9,830
Medtronic PLC	104,700	7,458
Novadaq Technologies, Inc. (a)	304,600	2,160
ResMed, Inc.	62,100	3,853
The Cooper Companies, Inc.	6,600	1,155
		45,792
Health Care Providers & Services - 2.5%
HealthEquity, Inc. (a)	99,100	4,016
Henry Schein, Inc. (a)	11,500	1,745
UnitedHealth Group, Inc.	137,200	21,957
VCA, Inc. (a)	11,100	762
		28,480
Pharmaceuticals - 0.9%
Allergan PLC	24,000	5,040
Collegium Pharmaceutical, Inc. (a)	30,900	481
Patheon NV	16,800	482
Zoetis, Inc. Class A	85,400	4,571
		10,574

TOTAL HEALTH CARE		157,940

INDUSTRIALS - 7.5%
Aerospace & Defense - 0.9%
Rolls-Royce Holdings PLC	122,000	1,002
Taser International, Inc. (a)	202,000	4,896
TransDigm Group, Inc.	14,927	3,716
		9,614
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	47,464	3,952
Building Products - 0.3%
A.O. Smith Corp.	73,488	3,480
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	206,700	8,810
Electrical Equipment - 1.6%
Acuity Brands, Inc.	27,300	6,302
Fortive Corp.	210,427	11,285
		17,587
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	44,000	5,097
Roper Technologies, Inc.	22,314	4,085
		9,182
Machinery - 0.4%
Allison Transmission Holdings, Inc.	114,500	3,858
Rational AG	1,500	669
		4,527
Professional Services - 2.4%
Equifax, Inc.	57,600	6,810
Robert Half International, Inc.	77,100	3,761
TransUnion Holding Co., Inc. (a)	110,500	3,418
WageWorks, Inc. (a)	174,173	12,628
		26,617

TOTAL INDUSTRIALS		83,769

INFORMATION TECHNOLOGY - 35.3%
Electronic Equipment & Components - 0.2%
CDW Corp.	44,100	2,297
Internet Software & Services - 18.3%
Akamai Technologies, Inc. (a)	113,800	7,588
Alphabet, Inc. Class A (a)	89,652	71,045
CommerceHub, Inc.:
Series A (a)	168,370	2,527
Series C (a)	130,540	1,962
Facebook, Inc. Class A (a)	872,891	100,426
GoDaddy, Inc. (a)	131,900	4,610
Just Dial Ltd. (a)	61,822	308
Just Eat Holding Ltd. (a)	367,603	2,643
Shopify, Inc. Class A (a)	19,900	853
Stamps.com, Inc. (a)	56,300	6,455
Twilio, Inc. Class A (c)	61,000	1,760
VeriSign, Inc. (a)(c)	75,800	5,766
		205,943
IT Services - 4.9%
Cognizant Technology Solutions Corp. Class A (a)	51,800	2,902
Fidelity National Information Services, Inc.	45,700	3,457
Gartner, Inc. (a)	13,000	1,314
Global Payments, Inc.	274,500	19,053
Square, Inc. (a)	520,800	7,099
Vantiv, Inc. (a)	69,400	4,138
Visa, Inc. Class A	224,196	17,492
		55,455
Semiconductors & Semiconductor Equipment - 1.1%
Maxim Integrated Products, Inc.	123,305	4,756
Monolithic Power Systems, Inc.	56,118	4,598
Qualcomm, Inc.	51,500	3,358
		12,712
Software - 10.2%
Activision Blizzard, Inc.	126,687	4,575
Adobe Systems, Inc. (a)	177,900	18,315
Autodesk, Inc. (a)	39,900	2,953
Blackbaud, Inc.	18,300	1,171
Computer Modelling Group Ltd. (c)	241,400	1,638
CyberArk Software Ltd. (a)	24,200	1,101
Electronic Arts, Inc. (a)	454,334	35,783
Intuit, Inc.	36,100	4,137
Microsoft Corp.	191,100	11,875
Mobileye NV (a)	341,269	13,009
RealPage, Inc. (a)	50,600	1,518
Red Hat, Inc. (a)	86,200	6,008
Salesforce.com, Inc. (a)	188,964	12,936
		115,019
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.	4,034	6,021

TOTAL INFORMATION TECHNOLOGY		397,447

MATERIALS - 1.7%
Chemicals - 1.0%
Monsanto Co.	57,200	6,018
Sherwin-Williams Co.	19,800	5,321
		11,339
Construction Materials - 0.7%
Eagle Materials, Inc.	79,700	7,853

TOTAL MATERIALS		19,192

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	164,900	17,427
Real Estate Management & Development - 1.5%
Realogy Holdings Corp.	657,781	16,925

TOTAL REAL ESTATE		34,352

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	23,800	2,458
TOTAL COMMON STOCKS
(Cost $926,226)		1,102,908

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(b)	239,736	520
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(b)	162,572	7,929
IT Services - 0.1%
AppNexus, Inc. Series E (a)(b)	48,212	1,254

TOTAL INFORMATION TECHNOLOGY		9,183

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,596)		9,703
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.32% to 0.37% 1/19/17 to 2/2/17
(Cost $2,680)	2,680	2,679
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.60% (d)	197,822	$198
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	14,994,614	14,996
TOTAL MONEY MARKET FUNDS
(Cost $15,195)		15,194
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $948,697)		1,130,484
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,795)
NET ASSETS - 100%		$1,124,689

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,703,000 or 0.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$966
Blu Homes, Inc. Series A, 5.00%	6/21/13	$1,108
NJOY, Inc.	9/11/13	$454
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$172
Fidelity Securities Lending Cash Central Fund	227
Total	$399

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$212,720	$208,804	$3,396	$520
Consumer Staples	99,162	93,840	5,322	--
Energy	10,114	10,114	--	--
Financials	86,274	85,667	607	--
Health Care	157,940	157,608	332	--
Industrials	83,769	82,767	1,002	--
Information Technology	406,630	397,447	--	9,183
Materials	19,192	19,192	--	--
Real Estate	34,352	34,352	--	--
Telecommunication Services	2,458	2,458	--	--
U.S. Government and Government Agency Obligations	2,679	--	2,679	--
Money Market Funds	15,194	15,194	--	--
Total Investments in Securities:	$1,130,484	$1,107,443	$13,338	$9,703

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,395) — See accompanying schedule: Unaffiliated issuers (cost $933,502)	$1,115,290
Fidelity Central Funds (cost $15,195)	15,194
Total Investments (cost $948,697)		$1,130,484
Receivable for investments sold		10,057
Receivable for fund shares sold		1,196
Dividends receivable		1,022
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		2
Other receivables		30
Total assets		1,142,827
Liabilities
Payable for investments purchased	$6
Payable for fund shares redeemed	2,543
Accrued management fee	384
Other affiliated payables	177
Other payables and accrued expenses	36
Collateral on Securities Loaned	14,992
Total liabilities		18,138
Net Assets		$1,124,689
Net Assets consist of:
Paid in capital		$995,690
Distributions in excess of net investment income		(27)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(52,749)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		181,775
Net Assets		$1,124,689
Growth Discovery:
Net Asset Value, offering price and redemption price per share ($961,820 ÷ 37,832 shares)		$25.42
Class K:
Net Asset Value, offering price and redemption price per share ($162,869 ÷ 6,404 shares)		$25.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2016 (Unaudited)
Investment Income
Dividends		$5,073
Income from Fidelity Central Funds		399
Total income		5,472
Expenses
Management fee
Basic fee	$3,233
Performance adjustment	(603)
Transfer agent fees	897
Accounting and security lending fees	194
Custodian fees and expenses	20
Independent trustees' fees and expenses	3
Registration fees	22
Audit	33
Legal	5
Interest	1
Miscellaneous	2
Total expenses before reductions	3,807
Expense reductions	(16)	3,791
Net investment income (loss)		1,681
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	104,336
Fidelity Central Funds	34
Foreign currency transactions	(46)
Futures contracts	367
Total net realized gain (loss)		104,691
Change in net unrealized appreciation (depreciation) on: Investment securities	(59,226)
Total change in net unrealized appreciation (depreciation)		(59,226)
Net gain (loss)		45,465
Net increase (decrease) in net assets resulting from operations		$47,146

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,681	$625
Net realized gain (loss)	104,691	20,107
Change in net unrealized appreciation (depreciation)	(59,226)	(42,764)
Net increase (decrease) in net assets resulting from operations	47,146	(22,032)
Distributions to shareholders from net investment income	(1,135)	(1,789)
Distributions to shareholders from net realized gain	–	(555)
Total distributions	(1,135)	(2,344)
Share transactions - net increase (decrease)	(97,040)	(80,061)
Total increase (decrease) in net assets	(51,029)	(104,437)
Net Assets
Beginning of period	1,175,718	1,280,155
End of period	$1,124,689	$1,175,718
Other Information
Distributions in excess of net investment income end of period	$(27)	$(573)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Discovery Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.47	$24.93	$23.07	$17.45	$15.09	$14.88
Income from Investment Operations
Net investment income (loss)A	.03	.01	.07	.02	.07	.04
Net realized and unrealized gain (loss)	.94	(.43)	1.81	5.63	2.35	.26
Total from investment operations	.97	(.42)	1.88	5.65	2.42	.30
Distributions from net investment income	(.02)	(.03)	(.02)	(.02)	(.06)	(.03)
Distributions from net realized gain	–	(.01)	–	(.01)	–	(.06)
Total distributions	(.02)	(.04)	(.02)	(.03)	(.06)	(.09)
Net asset value, end of period	$25.42	$24.47	$24.93	$23.07	$17.45	$15.09
Total ReturnB,C	3.98%	(1.68)%	8.17%	32.40%	16.09%	2.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.66%F	.78%	.77%	.81%	.88%	.81%
Expenses net of fee waivers, if any	.66%F	.78%	.77%	.81%	.88%	.81%
Expenses net of all reductions	.66%F	.78%	.77%	.81%	.87%	.80%
Net investment income (loss)	.27%F	.03%	.27%	.10%	.42%	.27%
Supplemental Data
Net assets, end of period (in millions)	$962	$1,000	$1,078	$1,072	$767	$875
Portfolio turnover rateG	72%F	57%	51%	70%	62%	74%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Discovery Fund Class K

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.48	$24.94	$23.09	$17.45	$15.09	$14.88
Income from Investment Operations
Net investment income (loss)A	.05	.04	.10	.05	.09	.06
Net realized and unrealized gain (loss)	.94	(.43)	1.82	5.63	2.36	.26
Total from investment operations	.99	(.39)	1.92	5.68	2.45	.32
Distributions from net investment income	(.04)	(.06)	(.07)	(.04)	(.09)	(.06)
Distributions from net realized gain	–	(.01)	–	(.01)	–	(.06)
Total distributions	(.04)	(.07)	(.07)	(.04)B	(.09)	(.11)C
Net asset value, end of period	$25.43	$24.48	$24.94	$23.09	$17.45	$15.09
Total ReturnD,E	4.04%	(1.57)%	8.32%	32.62%	16.28%	2.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.66%	.64%	.68%	.72%	.64%
Expenses net of fee waivers, if any	.54%H	.66%	.64%	.68%	.72%	.64%
Expenses net of all reductions	.54%H	.65%	.64%	.67%	.71%	.63%
Net investment income (loss)	.39%H	.16%	.40%	.24%	.58%	.44%
Supplemental Data
Net assets, end of period (in millions)	$163	$176	$202	$190	$137	$144
Portfolio turnover rateI	72%H	57%	51%	70%	62%	74%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$233,638
Gross unrealized depreciation	(51,886)
Net unrealized appreciation (depreciation) on securities	$181,752
Tax cost	$948,732

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(136,052)

The Fund elected to defer to its next fiscal year approximately $20,072 of capital losses recognized during the period November 1, 2015 to June 30, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. During the period the Fund recognized net realized gain (loss) of $367 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $398,634 and $445,821, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Discovery	$856.17
Class K	41.05
	$897

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,529.74%		$1

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $227, including $28 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2016	Year ended June 30, 2016
From net investment income
Growth Discovery	$880	$1,330
Class K	255	459
Total	$1,135	$1,789
From net realized gain
Growth Discovery	$–	$471
Class K	–	84
Total	$–	$555

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2016	Year ended June 30, 2016	Six months ended December 31, 2016	Year ended June 30, 2016
Growth Discovery
Shares sold	1,304	5,290	$33,269	$128,658
Reinvestment of distributions	32	68	821	1,697
Shares redeemed	(4,355)	(7,766)	(110,966)	(188,307)
Net increase (decrease)	(3,019)	(2,408)	$(76,876)	$(57,952)
Class K
Shares sold	476	1,980	$12,034	$48,709
Reinvestment of distributions	10	22	255	543
Shares redeemed	(1,271)	(2,901)	(32,453)	(71,361)
Net increase (decrease)	(785)	(899)	$(20,164)	$(22,109)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Growth Discovery	.66%
Actual		$1,000.00	$1,039.80	$3.39
Hypothetical-C		$1,000.00	$1,021.88	$3.36
Class K	.54%
Actual		$1,000.00	$1,040.40	$2.78
Hypothetical-C		$1,000.00	$1,022.48	$2.75

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Series Growth & Income Fund Semi-Annual Report December 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.(a)	4.2	3.5
Bank of America Corp.(a)	3.9	2.6
Microsoft Corp.	3.3	3.1
Apple, Inc.	3.1	2.6
Citigroup, Inc.(a)	3.0	2.3
General Electric Co.(a)	2.7	3.3
Chevron Corp.	2.0	2.5
Comcast Corp. Class A	1.9	1.8
Qualcomm, Inc.(a)	1.8	1.9
The Williams Companies, Inc.	1.6	1.1
	27.5

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	20.5
Information Technology	16.8	19.9
Energy	13.3	12.5
Health Care	12.5	14.2
Industrials	11.4	12.6

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*,**
Stocks	98.7%
Convertible Securities	1.3%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.2)%

 * Foreign investment - 9.8%

 ** Written Options - (0.5)%

 *** Net Other Assets (Liabilities) are not included in the pie chart

As of June 30, 2016*,**
Stocks	98.1%
Convertible Securities	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 11.4%

 ** Written Options - (0.1)%

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
		Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.0%
Gentex Corp.		26,200	$515,878
Automobiles - 0.1%
General Motors Co.		20,400	710,736
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. (a)		16,700	629,089
Hotels, Restaurants & Leisure - 0.5%
Cedar Fair LP (depositary unit)		6,200	398,040
Dunkin' Brands Group, Inc.		21,900	1,148,436
Las Vegas Sands Corp. (b)		23,400	1,249,794
Whitbread PLC		14,820	689,655
Wingstop, Inc.		22,800	674,652
Yum! Brands, Inc.		25,901	1,640,310
			5,800,887
Leisure Products - 0.1%
NJOY, Inc. (a)(c)		121,929	1
Polaris Industries, Inc. (d)		19,700	1,623,083
			1,623,084
Media - 4.9%
AMC Networks, Inc. Class A (a)		11,200	586,208
Comcast Corp. Class A		306,690	21,176,945
Scripps Networks Interactive, Inc. Class A		92,150	6,576,746
Sinclair Broadcast Group, Inc. Class A		57,971	1,933,333
The Walt Disney Co.		48,000	5,002,560
Time Warner, Inc.		171,141	16,520,241
Viacom, Inc. Class B (non-vtg.)		124,500	4,369,950
			56,165,983
Multiline Retail - 1.4%
Dollar General Corp.		8,200	607,374
Kohl's Corp.		21,100	1,041,918
Macy's, Inc.		26,600	952,546
Target Corp.		185,463	13,395,992
			15,997,830
Specialty Retail - 1.4%
Bed Bath & Beyond, Inc.		9,900	402,336
Foot Locker, Inc.		38,100	2,700,909
L Brands, Inc.		43,000	2,831,120
Lowe's Companies, Inc.		132,577	9,428,876
			15,363,241
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.		7,700	695,464
VF Corp.		4,200	224,070
			919,534

TOTAL CONSUMER DISCRETIONARY			97,726,262

CONSUMER STAPLES - 6.1%
Beverages - 2.1%
Britvic PLC		29,900	208,932
Cott Corp.		20,500	232,078
Diageo PLC		146,096	3,791,170
Dr. Pepper Snapple Group, Inc.		10,300	933,901
Molson Coors Brewing Co. Class B		35,400	3,444,774
PepsiCo, Inc.		27,094	2,834,845
The Coca-Cola Co.		295,448	12,249,274
			23,694,974
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.		16,300	2,609,793
CVS Health Corp.		112,890	8,908,150
Kroger Co.		62,500	2,156,875
Walgreens Boots Alliance, Inc.		17,138	1,418,341
Whole Foods Market, Inc.		16,100	495,236
			15,588,395
Food Products - 0.5%
B&G Foods, Inc. Class A		29,100	1,274,580
Hostess Brands, Inc. Class A (a)		92,200	1,198,600
Mead Johnson Nutrition Co. Class A		49,000	3,467,240
			5,940,420
Household Products - 1.6%
Procter & Gamble Co.		217,317	18,272,013
Personal Products - 0.1%
Edgewell Personal Care Co. (a)		16,500	1,204,335
Tobacco - 0.4%
Altria Group, Inc.		20,300	1,372,686
Reynolds American, Inc.		67,700	3,793,908
			5,166,594

TOTAL CONSUMER STAPLES			69,866,731

ENERGY - 13.0%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.		53,600	3,482,392
National Oilwell Varco, Inc.		102,900	3,852,576
Oceaneering International, Inc.		117,000	3,300,570
Schlumberger Ltd.		13,920	1,168,584
			11,804,122
Oil, Gas & Consumable Fuels - 11.9%
Amyris, Inc. (a)		33,644	24,560
Anadarko Petroleum Corp.		37,800	2,635,794
Apache Corp.		171,847	10,907,129
Cabot Oil & Gas Corp.		75,100	1,754,336
Cenovus Energy, Inc.		440,600	6,661,587
Chevron Corp.		194,588	22,903,008
ConocoPhillips Co.		368,900	18,496,646
EQT Midstream Partners LP		6,700	513,756
Golar LNG Ltd.		104,000	2,385,760
Imperial Oil Ltd.		238,600	8,300,753
Kinder Morgan, Inc.		527,000	10,914,170
Legacy Reserves LP (a)		189,300	401,316
MPLX LP		13,940	482,603
PrairieSky Royalty Ltd.		112,260	2,670,528
Suncor Energy, Inc.		557,690	18,234,529
Teekay LNG Partners LP		87,600	1,265,820
The Williams Companies, Inc.		598,674	18,642,708
Williams Partners LP		232,480	8,841,214
			136,036,217

TOTAL ENERGY			147,840,339

FINANCIALS - 25.7%
Banks - 18.0%
Bank of America Corp. (b)		2,023,737	44,724,588
Citigroup, Inc. (b)		582,836	34,637,943
Comerica, Inc. (b)		98,800	6,729,268
Cullen/Frost Bankers, Inc.		5,900	520,557
JPMorgan Chase & Co. (b)		548,088	47,294,514
Lloyds Banking Group PLC		267,700	205,561
M&T Bank Corp.		43,200	6,757,776
PNC Financial Services Group, Inc.		74,544	8,718,666
Regions Financial Corp. (b)		579,600	8,323,056
Standard Chartered PLC (United Kingdom) (a)		66,479	543,679
SunTrust Banks, Inc. (b)		273,850	15,020,673
U.S. Bancorp (b)		285,771	14,680,056
Wells Fargo & Co.		321,700	17,728,887
			205,885,224
Capital Markets - 6.6%
Apollo Global Management LLC Class A		103,600	2,005,696
Ashmore Group PLC		18,579	64,729
CBOE Holdings, Inc.		37,100	2,741,319
Charles Schwab Corp. (b)		206,054	8,132,951
Federated Investors, Inc. Class B (non-vtg.)		9,800	277,144
Goldman Sachs Group, Inc.		1,700	407,065
Intertrust NV		31,700	557,930
KKR & Co. LP		419,378	6,454,227
Morgan Stanley (b)		225,480	9,526,530
Northern Trust Corp. (b)		149,310	13,296,056
Oaktree Capital Group LLC Class A		43,800	1,642,500
S&P Global, Inc.		25,000	2,688,500
State Street Corp.		238,374	18,526,427
The Blackstone Group LP		321,700	8,695,551
			75,016,625
Insurance - 0.7%
Marsh & McLennan Companies, Inc.		60,719	4,103,997
MetLife, Inc.		36,339	1,958,309
Principal Financial Group, Inc.		28,100	1,625,866
Willis Group Holdings PLC		4,500	550,260
			8,238,432
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)		62,400	635,856
Radian Group, Inc.		192,252	3,456,691
			4,092,547

TOTAL FINANCIALS			293,232,828

HEALTH CARE - 11.5%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)		40,200	4,918,470
Amgen, Inc.		48,965	7,159,173
Biogen, Inc. (a)		18,700	5,302,946
Gilead Sciences, Inc.		75,000	5,370,750
Grifols SA		33,700	669,755
Intercept Pharmaceuticals, Inc. (a)		7,900	858,335
Shire PLC sponsored ADR		18,200	3,100,916
Vertex Pharmaceuticals, Inc. (a)		2,600	191,542
			27,571,887
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories		104,191	4,001,976
Becton, Dickinson & Co.		3,600	595,980
Medtronic PLC		132,468	9,435,696
Meridian Bioscience, Inc.		9,400	166,380
Zimmer Biomet Holdings, Inc.		43,400	4,478,880
			18,678,912
Health Care Providers & Services - 1.7%
Anthem, Inc.		32,300	4,643,771
Cigna Corp.		41,900	5,589,041
McKesson Corp.		45,525	6,393,986
Patterson Companies, Inc. (d)		60,777	2,493,680
			19,120,478
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.		101,700	4,633,452
Pharmaceuticals - 5.3%
Allergan PLC		5,000	1,050,050
AstraZeneca PLC sponsored ADR		106,000	2,895,920
Bayer AG		7,600	791,794
Bristol-Myers Squibb Co.		126,300	7,380,972
GlaxoSmithKline PLC sponsored ADR		402,640	15,505,666
Innoviva, Inc. (a)		45,900	491,130
Johnson & Johnson		158,474	18,257,790
Novartis AG sponsored ADR		4,532	330,111
Sanofi SA		41,293	3,339,165
Teva Pharmaceutical Industries Ltd. sponsored ADR		294,849	10,688,276
			60,730,874

TOTAL HEALTH CARE			130,735,603

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.0%
General Dynamics Corp.		16,400	2,831,624
Meggitt PLC		40,473	228,745
Rolls-Royce Holdings PLC		196,300	1,612,310
The Boeing Co.		57,779	8,995,035
United Technologies Corp.		88,420	9,692,600
			23,360,314
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.		46,500	3,406,590
Expeditors International of Washington, Inc.		30,000	1,588,800
United Parcel Service, Inc. Class B (b)		85,270	9,775,353
			14,770,743
Airlines - 0.2%
Copa Holdings SA Class A		24,600	2,234,418
Commercial Services & Supplies - 0.1%
Aggreko PLC		20,500	231,925
KAR Auction Services, Inc.		30,800	1,312,696
			1,544,621
Construction & Engineering - 0.1%
Fluor Corp.		19,100	1,003,132
Electrical Equipment - 0.5%
AMETEK, Inc.		48,700	2,366,820
Hubbell, Inc. Class B		32,737	3,820,408
			6,187,228
Industrial Conglomerates - 2.7%
General Electric Co. (b)		977,466	30,887,926
Machinery - 1.1%
Burckhardt Compression Holding AG		2,140	562,688
Caterpillar, Inc.		2,400	222,576
Deere & Co.		29,700	3,060,288
Donaldson Co., Inc.		40,300	1,695,824
Flowserve Corp.		88,300	4,242,815
IMI PLC		13,800	176,874
Wabtec Corp.		27,200	2,258,144
			12,219,209
Professional Services - 0.3%
Nielsen Holdings PLC		48,300	2,026,185
Robert Half International, Inc.		29,000	1,414,620
			3,440,805
Road & Rail - 2.4%
CSX Corp.		277,912	9,985,378
J.B. Hunt Transport Services, Inc.		85,665	8,315,502
Kansas City Southern		24,600	2,087,310
Norfolk Southern Corp.		35,280	3,812,710
Union Pacific Corp.		28,800	2,985,984
			27,186,884
Trading Companies & Distributors - 0.6%
Fastenal Co.		21,700	1,019,466
Howden Joinery Group PLC		18,800	88,923
W.W. Grainger, Inc.		5,300	1,230,925
Watsco, Inc.		26,651	3,947,546
			6,286,860

TOTAL INDUSTRIALS			129,122,140

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.5%
Cisco Systems, Inc.		566,340	17,114,795
Internet Software & Services - 2.8%
Alphabet, Inc.:
Class A (a)		21,959	17,401,410
Class C (a)		18,734	14,459,276
			31,860,686
IT Services - 3.6%
First Data Corp. Class A (a)		160,637	2,279,439
MasterCard, Inc. Class A (b)		101,550	10,485,038
Paychex, Inc.		167,814	10,216,516
Sabre Corp. (d)		85,900	2,143,205
Unisys Corp. (a)(d)		214,000	3,199,300
Visa, Inc. Class A		170,480	13,300,850
			41,624,348
Semiconductors & Semiconductor Equipment - 1.8%
Qualcomm, Inc. (b)		320,010	20,864,652
Software - 3.6%
Microsoft Corp.		609,608	37,881,041
Oracle Corp.		37,813	1,453,910
SS&C Technologies Holdings, Inc.		50,600	1,447,160
			40,782,111
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.		307,806	35,650,091
Western Digital Corp.		60,800	4,131,360
			39,781,451

TOTAL INFORMATION TECHNOLOGY			192,028,043

MATERIALS - 2.9%
Chemicals - 2.4%
CF Industries Holdings, Inc.		101,100	3,182,628
E.I. du Pont de Nemours & Co.		40,530	2,974,902
Johnson Matthey PLC		2,900	113,723
LyondellBasell Industries NV Class A		55,100	4,726,478
Monsanto Co.		74,514	7,839,618
Olin Corp.		15,700	402,077
Potash Corp. of Saskatchewan, Inc.		290,310	5,252,024
PPG Industries, Inc.		4,100	388,516
W.R. Grace & Co.		34,600	2,340,344
			27,220,310
Containers & Packaging - 0.5%
Ball Corp.		10,900	818,263
Graphic Packaging Holding Co.		8,100	101,088
Packaging Corp. of America		10,500	890,610
WestRock Co.		71,400	3,624,978
			5,434,939

TOTAL MATERIALS			32,655,249

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.		15,600	1,648,608
Crown Castle International Corp.		40,600	3,522,862
First Potomac Realty Trust		9,679	106,179
Omega Healthcare Investors, Inc.		20,200	631,452
Public Storage		10,300	2,302,050
Sabra Health Care REIT, Inc.		35,300	862,026
			9,073,177
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.		248,459	13,262,741
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.		278,100	9,869,769
Multi-Utilities - 0.0%
Sempra Energy		100	10,064

TOTAL UTILITIES			9,879,833

TOTAL COMMON STOCKS
(Cost $907,456,921)			1,125,422,946

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00% (a)		31,387	10,106,614
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%		25,100	1,588,077
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00% (a)		7,300	453,622
TOTAL CONVERTIBLE PREFERRED STOCKS			12,148,313
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)		28,859,070	35,566
TOTAL PREFERRED STOCKS
(Cost $11,548,363)			12,183,879
		Principal Amount(e)	Value

Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 pay-in-kind (c)(f)		871,182	482,522
9.5% 4/15/19 pay-in-kind		741,000	464,514
			947,036
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (g)	EUR	1,200,000	1,374,125
TOTAL CONVERTIBLE BONDS
(Cost $2,894,022)			2,321,161
		Shares	Value

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) unit (c)(h)
(Cost $2,131,572)		2,131,572	2,131,572

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.60% (i)		7,220,998	7,222,442
Fidelity Securities Lending Cash Central Fund 0.65% (i)(j)		6,695,083	6,695,752
TOTAL MONEY MARKET FUNDS
(Cost $13,918,098)			13,918,194
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $937,948,976)			1,155,977,752
NET OTHER ASSETS (LIABILITIES) - (1.4)%			(15,726,672)
NET ASSETS - 100%			$1,140,251,080

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Bank of America Corp.	1/20/17 - $18.00	2,059	$49,415	$(854,485)
Bank of America Corp.	1/20/17 - $20.00	3,071	135,121	(687,904)
Charles Schwab	1/20/17 - $35.00	387	23,800	(174,150)
Citigroup, Inc.	1/20/17 - $50.00	565	114,692	(538,163)
Citigroup, Inc.	1/20/17 - $55.00	570	25,079	(272,175)
Citigroup, Inc.	2/17/17 - $60.00	284	33,795	(60,208)
Comerica, Inc.	1/20/17 - $55.00	196	24,499	(262,150)
General Electric	1/20/17 - $32.00	1,023	31,786	(38,363)
JPMorgan Chase & Co.	1/20/17 - $72.50	1,144	78,968	(1,584,440)
JPMorgan Chase & Co.	2/17/17 - $85.00	556	64,709	(189,040)
Las Vegas Sands Corp.	1/20/17 - $62.50	95	17,860	(428)
MasterCard, Inc. Class A	1/20/17 - $105.00	209	58,803	(22,572)
Morgan Stanley	1/20/17 - $36.00	345	15,870	(219,075)
Northern Trust Corp.	1/20/17 - $75.00	154	22,638	(215,600)
Qualcomm, Inc.	1/20/17 - $67.50	543	64,626	(26,607)
Regions Financial Corp.	1/20/17 - $11.00	14	463	(4,690)
Regions Financial Corp.	2/17/17 - $13.00	1,101	37,507	(175,059)
Regions Financial Corp.	1/20/17 - $14.00	1,451	50,784	(91,413)
SunTrust Banks, Inc.	1/20/17 - $46.00	570	63,531	(505,875)
SunTrust Banks, Inc.	1/20/17 - $50.00	285	17,393	(144,638)
SunTrust Banks, Inc.	1/20/17 - $55.00	272	18,768	(35,360)
U.S. Bancorp	1/20/17 - $50.00	437	16,169	(79,753)
United Parcel Service, Inc. Class B	4/21/17 - $115.00	153	21,724	(57,755)
TOTAL WRITTEN OPTIONS			$988,000	$(6,239,903)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $63,434,749.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,614,095 or 0.2% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,374,125 or 0.1% of net assets.

 (h) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18 pay-in-kind	10/16/13 - 10/17/16	$871,182
NJOY, Inc.	2/14/14	$211,475
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16 - 11/4/16	$2,131,572

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,378
Fidelity Securities Lending Cash Central Fund	35,556
Total	$51,934

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$97,726,262	$97,726,261	$--	$1
Consumer Staples	69,866,731	66,075,561	3,791,170	--
Energy	147,840,339	147,840,339	--	--
Financials	293,232,828	293,027,267	205,561	--
Health Care	140,842,217	126,604,644	14,237,573	--
Industrials	130,745,783	129,133,473	1,612,310	--
Information Technology	192,028,043	192,028,043	--	--
Materials	32,655,249	32,655,249	--	--
Real Estate	9,073,177	9,073,177	--	--
Telecommunication Services	13,262,741	13,262,741	--	--
Utilities	10,333,455	10,333,455	--	--
Corporate Bonds	2,321,161	--	1,838,639	482,522
Other	2,131,572	--	--	2,131,572
Money Market Funds	13,918,194	13,918,194	--	--
Total Investments in Securities:	$1,155,977,752	$1,131,678,404	$21,685,253	$2,614,095
Derivative Instruments:
Liabilities
Written Options	$(6,239,903)	$(6,239,903)	$--	$--
Total Liabilities	$(6,239,903)	$(6,239,903)	$--	$--
Total Derivative Instruments:	$(6,239,903)	$(6,239,903)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(6,239,903)
Total Equity Risk	0	(6,239,903)
Total Value of Derivatives	$0	$(6,239,903)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,521,873) — See accompanying schedule: Unaffiliated issuers (cost $924,030,878)	$1,142,059,558
Fidelity Central Funds (cost $13,918,098)	13,918,194
Total Investments (cost $937,948,976)		$1,155,977,752
Foreign currency held at value (cost $14,065)		14,067
Receivable for investments sold		4,091,087
Receivable for fund shares sold		101,479
Dividends receivable		1,496,717
Interest receivable		31,766
Distributions receivable from Fidelity Central Funds		8,115
Prepaid expenses		2,218
Other receivables		2,101
Total assets		1,161,725,302
Liabilities
Payable for investments purchased	$147,446
Payable for fund shares redeemed	7,724,292
Accrued management fee	429,848
Written options, at value (premium received $988,000)	6,239,903
Other affiliated payables	200,395
Other payables and accrued expenses	37,988
Collateral on Securities Loaned	6,694,350
Total liabilities		21,474,222
Net Assets		$1,140,251,080
Net Assets consist of:
Paid in capital		$929,862,447
Distributions in excess of net investment income		(4,431,029)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,052,724
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		212,766,938
Net Assets, for 81,445,054 shares outstanding		$1,140,251,080
Net Asset Value, offering price and redemption price per share ($1,140,251,080 ÷ 81,445,054 shares)		$14.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2016 (Unaudited)
Investment Income
Dividends		$13,388,297
Interest		68,967
Income from Fidelity Central Funds		51,934
Total income		13,509,198
Expenses
Management fee	$2,581,139
Transfer agent fees	1,010,599
Accounting and security lending fees	187,808
Custodian fees and expenses	39,686
Independent trustees' fees and expenses	2,429
Audit	26,075
Legal	4,335
Interest	1,086
Miscellaneous	6,125
Total expenses before reductions	3,859,282
Expense reductions	(4,190)	3,855,092
Net investment income (loss)		9,654,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,565,376
Fidelity Central Funds	5,198
Foreign currency transactions	(6,626)
Futures contracts	(151,055)
Written options	326,159
Total net realized gain (loss)		15,739,052
Change in net unrealized appreciation (depreciation) on: Investment securities	133,565,461
Assets and liabilities in foreign currencies	(1,409)
Written options	(5,114,254)
Total change in net unrealized appreciation (depreciation)		128,449,798
Net gain (loss)		144,188,850
Net increase (decrease) in net assets resulting from operations		$153,842,956

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,654,106	$21,495,947
Net realized gain (loss)	15,739,052	5,063,127
Change in net unrealized appreciation (depreciation)	128,449,798	(59,062,930)
Net increase (decrease) in net assets resulting from operations	153,842,956	(32,503,856)
Distributions to shareholders from net investment income	(16,048,453)	(22,858,947)
Distributions to shareholders from net realized gain	(3,590,086)	(58,610,461)
Total distributions	(19,638,539)	(81,469,408)
Share transactions
Proceeds from sales of shares	55,491,349	142,429,892
Reinvestment of distributions	19,638,539	81,469,408
Cost of shares redeemed	(166,800,134)	(286,985,503)
Net increase (decrease) in net assets resulting from share transactions	(91,670,246)	(63,086,203)
Total increase (decrease) in net assets	42,534,171	(177,059,467)
Net Assets
Beginning of period	1,097,716,909	1,274,776,376
End of period	$1,140,251,080	$1,097,716,909
Other Information
Undistributed net investment income end of period	$–	$1,963,318
Distributions in excess of net investment income end of period	$(4,431,029)	$–
Shares
Sold	4,179,212	11,644,177
Issued in reinvestment of distributions	1,475,031	6,393,573
Redeemed	(12,355,757)	(22,877,424)
Net increase (decrease)	(6,701,514)	(4,839,674)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Growth & Income Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$13.71	$13.73	$11.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.23	.25	.23	.08
Net realized and unrealized gain (loss)	1.67	(.60)	.45	2.33	1.50
Total from investment operations	1.78	(.37)	.70	2.56	1.58
Distributions from net investment income	(.19)	(.25)	(.23)	(.15)	(.01)
Distributions from net realized gain	(.04)	(.64)	(.49)	(.25)	–
Total distributions	(.23)	(.89)	(.72)	(.40)	(.01)
Net asset value, end of period	$14.00	$12.45	$13.71	$13.73	$11.57
Total ReturnC,D	14.40%	(2.75)%	5.29%	22.48%	15.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.67%	.67%	.69%	.84%G
Expenses net of fee waivers, if any	.67%G	.67%	.67%	.69%	.84%G
Expenses net of all reductions	.67%G	.67%	.67%	.69%	.83%G
Net investment income (loss)	1.67%G	1.86%	1.80%	1.83%	1.33%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,140,251	$1,097,717	$1,274,776	$1,357,854	$169,956
Portfolio turnover rateH	36%G	33%	38%	60%I	50%G

 A For the period December 6, 2012 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2016

1. Organization.

Fidelity Advisor Series Growth & Income Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, passive foreign investment companies (PFIC), certain conversion ratio adjustments, equity-debt classifications and losses deferred due to wash sales, options transactions and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$259,680,648
Gross unrealized depreciation	(47,145,783)
Net unrealized appreciation (depreciation) on securities	$212,534,865
Tax cost	$943,442,887

At the prior fiscal period end, the Fund was required to defer approximately $18,967 of losses on options. The Fund elected to defer to its next fiscal year approximately $5,173,308 of capital losses recognized during the period November 1, 2015 to June 30, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $2,131,572 in this Subsidiary, representing .19% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures	$(151,055)	$–
Written Options	326,159	(5,114,254)
Totals	$175,104	$(5,114,254)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	6,479	$561,191
Options Opened	23,986	1,625,453
Options Exercised	(3,166)	(279,798)
Options Closed	(10,403)	(793,112)
Options Expired	(1,412)	(125,734)
Outstanding at end of period	15,484	$988,000

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $201,730,113 and $301,194,735, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,851 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,297,000.58%		$1,086

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,884 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $35,556, including $246 from securities loaned to FCM.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $4,190.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Actual	.67%	$1,000.00	$1,144.00	$3.62
Hypothetical-C		$1,000.00	$1,021.83	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Growth & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Series Growth & Income Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Series Growth & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Approval of New Advisory Contracts.  The Board also voted to approve a new management contract and new sub-advisory agreements for the fund (New Advisory Contracts) that will take effect if the shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) approve new management contracts for the Freedom Funds. Under the New Advisory Contracts the fund will no longer pay a management fee to FMR. The new sub-advisory agreements provide that FMR or its affiliates will pay the fees based on a portion of the management fees received by an affiliate of FMR under its management contracts with the Freedom Funds. The Board noted the New Advisory Contracts are expected to result in an overall decrease in the fees and expenses payable by the fund. The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature, extent and quality of services provided to the fund; or (iii) the day-to-day management of the fund and the personnel primarily responsible for such management. The Board also considered that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Growth Discovery Fund Class K Semi-Annual Report December 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	8.9	12.6
Alphabet, Inc. Class A	6.3	7.8
Amazon.com, Inc.	3.9	3.1
Electronic Arts, Inc.	3.2	2.4
Charter Communications, Inc. Class A	3.1	0.5
Home Depot, Inc.	2.8	2.5
Reynolds American, Inc.	2.1	1.9
UnitedHealth Group, Inc.	1.9	0.0
Global Payments, Inc.	1.7	0.8
Adobe Systems, Inc.	1.6	1.3
	35.5

Top Five Market Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.1	38.2
Consumer Discretionary	19.0	16.0
Health Care	14.0	13.2
Consumer Staples	8.8	7.0
Financials	7.7	8.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*
Stocks	98.1%
Convertible Securities	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 7.8%

As of June 30, 2016*
Stocks	94.0%
Convertible Securities	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

 * Foreign investments - 8.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.9%
Automobiles - 0.6%
Tesla Motors, Inc. (a)	30,600	$6,539
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (a)	66,000	4,621
Houghton Mifflin Harcourt Co. (a)	98,800	1,072
Nord Anglia Education, Inc. (a)	111,372	2,595
ServiceMaster Global Holdings, Inc. (a)	29,600	1,115
		9,403
Hotels, Restaurants & Leisure - 3.9%
Buffalo Wild Wings, Inc. (a)	5,500	849
Dave & Buster's Entertainment, Inc. (a)	174,300	9,813
Domino's Pizza, Inc.	27,723	4,415
Papa John's International, Inc.	72,000	6,162
Popeyes Louisiana Kitchen, Inc. (a)	52,400	3,169
Starbucks Corp.	307,852	17,092
Wingstop, Inc.	66,600	1,971
		43,471
Household Durables - 0.0%
Gree Electric Appliances, Inc. of Zhuhai Class A	140,800	499
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (a)	59,100	44,317
Ctrip.com International Ltd. ADR (a)	129,900	5,196
Netflix, Inc. (a)	36,300	4,494
NutriSystem, Inc.	54,500	1,888
		55,895
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	56,145	0
Media - 3.7%
Charter Communications, Inc. Class A (a)	118,700	34,176
Cinemark Holdings, Inc.	60,200	2,309
Sirius XM Holdings, Inc. (c)	1,015,400	4,519
		41,004
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	44,400	3,427
Ollie's Bargain Outlet Holdings, Inc. (a)	94,300	2,683
		6,110
Specialty Retail - 3.5%
AutoZone, Inc. (a)	9,100	7,187
Five Below, Inc. (a)	2,600	104
Home Depot, Inc.	230,424	30,895
MarineMax, Inc. (a)	49,000	948
		39,134
Textiles, Apparel & Luxury Goods - 0.9%
Kate Spade & Co. (a)	361,470	6,749
LVMH Moet Hennessy - Louis Vuitton SA	17,809	3,396
		10,145

TOTAL CONSUMER DISCRETIONARY		212,200

CONSUMER STAPLES - 8.8%
Beverages - 3.7%
Anheuser-Busch InBev SA NV ADR	50,300	5,304
Constellation Brands, Inc. Class A (sub. vtg.)	31,900	4,891
Kweichow Moutai Co. Ltd. (A Shares)	28,829	1,387
Molson Coors Brewing Co. Class B	92,600	9,011
PepsiCo, Inc.	55,300	5,786
Pernod Ricard SA ADR	107,700	2,324
The Coca-Cola Co.	324,236	13,443
		42,146
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	47,100	7,541
Whole Foods Market, Inc.	71,351	2,195
		9,736
Food Products - 0.5%
Danone SA	84,100	5,322
Hostess Brands, Inc. Class A (a)	25,300	329
		5,651
Household Products - 0.5%
Procter & Gamble Co.	72,400	6,087
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	78,700	6,020
Herbalife Ltd. (a)	124,800	6,008
		12,028
Tobacco - 2.1%
Reynolds American, Inc.	419,600	23,514

TOTAL CONSUMER STAPLES		99,162

ENERGY - 0.9%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	117,200	7,614
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd. (c)	108,961	2,500

TOTAL ENERGY		10,114

FINANCIALS - 7.7%
Banks - 2.9%
First Republic Bank	134,800	12,420
HDFC Bank Ltd.	31,265	607
JPMorgan Chase & Co.	209,200	18,052
Metro Bank PLC	22,400	807
		31,886
Capital Markets - 4.0%
BlackRock, Inc. Class A	13,694	5,211
CME Group, Inc.	148,245	17,100
E*TRADE Financial Corp. (a)	263,859	9,143
JMP Group, Inc.	64,700	397
MSCI, Inc.	85,100	6,704
S&P Global, Inc.	60,712	6,529
		45,084
Diversified Financial Services - 0.5%
Bats Global Markets, Inc.	38,500	1,290
Berkshire Hathaway, Inc. Class B (a)	24,800	4,042
Quantenna Communications, Inc.	36,800	667
		5,999
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	102,100	3,305

TOTAL FINANCIALS		86,274

HEALTH CARE - 14.0%
Biotechnology - 6.5%
Advanced Accelerator Applications SA sponsored ADR (a)	45,600	1,220
Alexion Pharmaceuticals, Inc. (a)	74,900	9,164
Amgen, Inc.	102,800	15,030
Biogen, Inc. (a)	15,100	4,282
BioMarin Pharmaceutical, Inc. (a)	72,196	5,981
Cytokinetics, Inc. (a)	36,200	440
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	332
Gilead Sciences, Inc.	75,763	5,425
Insmed, Inc. (a)	342,678	4,534
Regeneron Pharmaceuticals, Inc. (a)	19,300	7,085
Samsung Biologics Co. Ltd. (a)	926	116
TESARO, Inc. (a)	48,700	6,549
Vertex Pharmaceuticals, Inc. (a)	175,600	12,936
		73,094
Health Care Equipment & Supplies - 4.1%
Boston Scientific Corp. (a)	428,700	9,273
Danaher Corp.	129,355	10,069
DexCom, Inc. (a)	33,400	1,994
Intuitive Surgical, Inc. (a)	15,500	9,830
Medtronic PLC	104,700	7,458
Novadaq Technologies, Inc. (a)	304,600	2,160
ResMed, Inc.	62,100	3,853
The Cooper Companies, Inc.	6,600	1,155
		45,792
Health Care Providers & Services - 2.5%
HealthEquity, Inc. (a)	99,100	4,016
Henry Schein, Inc. (a)	11,500	1,745
UnitedHealth Group, Inc.	137,200	21,957
VCA, Inc. (a)	11,100	762
		28,480
Pharmaceuticals - 0.9%
Allergan PLC	24,000	5,040
Collegium Pharmaceutical, Inc. (a)	30,900	481
Patheon NV	16,800	482
Zoetis, Inc. Class A	85,400	4,571
		10,574

TOTAL HEALTH CARE		157,940

INDUSTRIALS - 7.5%
Aerospace & Defense - 0.9%
Rolls-Royce Holdings PLC	122,000	1,002
Taser International, Inc. (a)	202,000	4,896
TransDigm Group, Inc.	14,927	3,716
		9,614
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	47,464	3,952
Building Products - 0.3%
A.O. Smith Corp.	73,488	3,480
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	206,700	8,810
Electrical Equipment - 1.6%
Acuity Brands, Inc.	27,300	6,302
Fortive Corp.	210,427	11,285
		17,587
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	44,000	5,097
Roper Technologies, Inc.	22,314	4,085
		9,182
Machinery - 0.4%
Allison Transmission Holdings, Inc.	114,500	3,858
Rational AG	1,500	669
		4,527
Professional Services - 2.4%
Equifax, Inc.	57,600	6,810
Robert Half International, Inc.	77,100	3,761
TransUnion Holding Co., Inc. (a)	110,500	3,418
WageWorks, Inc. (a)	174,173	12,628
		26,617

TOTAL INDUSTRIALS		83,769

INFORMATION TECHNOLOGY - 35.3%
Electronic Equipment & Components - 0.2%
CDW Corp.	44,100	2,297
Internet Software & Services - 18.3%
Akamai Technologies, Inc. (a)	113,800	7,588
Alphabet, Inc. Class A (a)	89,652	71,045
CommerceHub, Inc.:
Series A (a)	168,370	2,527
Series C (a)	130,540	1,962
Facebook, Inc. Class A (a)	872,891	100,426
GoDaddy, Inc. (a)	131,900	4,610
Just Dial Ltd. (a)	61,822	308
Just Eat Holding Ltd. (a)	367,603	2,643
Shopify, Inc. Class A (a)	19,900	853
Stamps.com, Inc. (a)	56,300	6,455
Twilio, Inc. Class A (c)	61,000	1,760
VeriSign, Inc. (a)(c)	75,800	5,766
		205,943
IT Services - 4.9%
Cognizant Technology Solutions Corp. Class A (a)	51,800	2,902
Fidelity National Information Services, Inc.	45,700	3,457
Gartner, Inc. (a)	13,000	1,314
Global Payments, Inc.	274,500	19,053
Square, Inc. (a)	520,800	7,099
Vantiv, Inc. (a)	69,400	4,138
Visa, Inc. Class A	224,196	17,492
		55,455
Semiconductors & Semiconductor Equipment - 1.1%
Maxim Integrated Products, Inc.	123,305	4,756
Monolithic Power Systems, Inc.	56,118	4,598
Qualcomm, Inc.	51,500	3,358
		12,712
Software - 10.2%
Activision Blizzard, Inc.	126,687	4,575
Adobe Systems, Inc. (a)	177,900	18,315
Autodesk, Inc. (a)	39,900	2,953
Blackbaud, Inc.	18,300	1,171
Computer Modelling Group Ltd. (c)	241,400	1,638
CyberArk Software Ltd. (a)	24,200	1,101
Electronic Arts, Inc. (a)	454,334	35,783
Intuit, Inc.	36,100	4,137
Microsoft Corp.	191,100	11,875
Mobileye NV (a)	341,269	13,009
RealPage, Inc. (a)	50,600	1,518
Red Hat, Inc. (a)	86,200	6,008
Salesforce.com, Inc. (a)	188,964	12,936
		115,019
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.	4,034	6,021

TOTAL INFORMATION TECHNOLOGY		397,447

MATERIALS - 1.7%
Chemicals - 1.0%
Monsanto Co.	57,200	6,018
Sherwin-Williams Co.	19,800	5,321
		11,339
Construction Materials - 0.7%
Eagle Materials, Inc.	79,700	7,853

TOTAL MATERIALS		19,192

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	164,900	17,427
Real Estate Management & Development - 1.5%
Realogy Holdings Corp.	657,781	16,925

TOTAL REAL ESTATE		34,352

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	23,800	2,458
TOTAL COMMON STOCKS
(Cost $926,226)		1,102,908

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(b)	239,736	520
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(b)	162,572	7,929
IT Services - 0.1%
AppNexus, Inc. Series E (a)(b)	48,212	1,254

TOTAL INFORMATION TECHNOLOGY		9,183

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,596)		9,703
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.32% to 0.37% 1/19/17 to 2/2/17
(Cost $2,680)	2,680	2,679
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.60% (d)	197,822	$198
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	14,994,614	14,996
TOTAL MONEY MARKET FUNDS
(Cost $15,195)		15,194
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $948,697)		1,130,484
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,795)
NET ASSETS - 100%		$1,124,689

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,703,000 or 0.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$966
Blu Homes, Inc. Series A, 5.00%	6/21/13	$1,108
NJOY, Inc.	9/11/13	$454
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$172
Fidelity Securities Lending Cash Central Fund	227
Total	$399

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$212,720	$208,804	$3,396	$520
Consumer Staples	99,162	93,840	5,322	--
Energy	10,114	10,114	--	--
Financials	86,274	85,667	607	--
Health Care	157,940	157,608	332	--
Industrials	83,769	82,767	1,002	--
Information Technology	406,630	397,447	--	9,183
Materials	19,192	19,192	--	--
Real Estate	34,352	34,352	--	--
Telecommunication Services	2,458	2,458	--	--
U.S. Government and Government Agency Obligations	2,679	--	2,679	--
Money Market Funds	15,194	15,194	--	--
Total Investments in Securities:	$1,130,484	$1,107,443	$13,338	$9,703

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,395) — See accompanying schedule: Unaffiliated issuers (cost $933,502)	$1,115,290
Fidelity Central Funds (cost $15,195)	15,194
Total Investments (cost $948,697)		$1,130,484
Receivable for investments sold		10,057
Receivable for fund shares sold		1,196
Dividends receivable		1,022
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		2
Other receivables		30
Total assets		1,142,827
Liabilities
Payable for investments purchased	$6
Payable for fund shares redeemed	2,543
Accrued management fee	384
Other affiliated payables	177
Other payables and accrued expenses	36
Collateral on Securities Loaned	14,992
Total liabilities		18,138
Net Assets		$1,124,689
Net Assets consist of:
Paid in capital		$995,690
Distributions in excess of net investment income		(27)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(52,749)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		181,775
Net Assets		$1,124,689
Growth Discovery:
Net Asset Value, offering price and redemption price per share ($961,820 ÷ 37,832 shares)		$25.42
Class K:
Net Asset Value, offering price and redemption price per share ($162,869 ÷ 6,404 shares)		$25.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2016 (Unaudited)
Investment Income
Dividends		$5,073
Income from Fidelity Central Funds		399
Total income		5,472
Expenses
Management fee
Basic fee	$3,233
Performance adjustment	(603)
Transfer agent fees	897
Accounting and security lending fees	194
Custodian fees and expenses	20
Independent trustees' fees and expenses	3
Registration fees	22
Audit	33
Legal	5
Interest	1
Miscellaneous	2
Total expenses before reductions	3,807
Expense reductions	(16)	3,791
Net investment income (loss)		1,681
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	104,336
Fidelity Central Funds	34
Foreign currency transactions	(46)
Futures contracts	367
Total net realized gain (loss)		104,691
Change in net unrealized appreciation (depreciation) on: Investment securities	(59,226)
Total change in net unrealized appreciation (depreciation)		(59,226)
Net gain (loss)		45,465
Net increase (decrease) in net assets resulting from operations		$47,146

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,681	$625
Net realized gain (loss)	104,691	20,107
Change in net unrealized appreciation (depreciation)	(59,226)	(42,764)
Net increase (decrease) in net assets resulting from operations	47,146	(22,032)
Distributions to shareholders from net investment income	(1,135)	(1,789)
Distributions to shareholders from net realized gain	–	(555)
Total distributions	(1,135)	(2,344)
Share transactions - net increase (decrease)	(97,040)	(80,061)
Total increase (decrease) in net assets	(51,029)	(104,437)
Net Assets
Beginning of period	1,175,718	1,280,155
End of period	$1,124,689	$1,175,718
Other Information
Distributions in excess of net investment income end of period	$(27)	$(573)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Discovery Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.47	$24.93	$23.07	$17.45	$15.09	$14.88
Income from Investment Operations
Net investment income (loss)A	.03	.01	.07	.02	.07	.04
Net realized and unrealized gain (loss)	.94	(.43)	1.81	5.63	2.35	.26
Total from investment operations	.97	(.42)	1.88	5.65	2.42	.30
Distributions from net investment income	(.02)	(.03)	(.02)	(.02)	(.06)	(.03)
Distributions from net realized gain	–	(.01)	–	(.01)	–	(.06)
Total distributions	(.02)	(.04)	(.02)	(.03)	(.06)	(.09)
Net asset value, end of period	$25.42	$24.47	$24.93	$23.07	$17.45	$15.09
Total ReturnB,C	3.98%	(1.68)%	8.17%	32.40%	16.09%	2.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.66%F	.78%	.77%	.81%	.88%	.81%
Expenses net of fee waivers, if any	.66%F	.78%	.77%	.81%	.88%	.81%
Expenses net of all reductions	.66%F	.78%	.77%	.81%	.87%	.80%
Net investment income (loss)	.27%F	.03%	.27%	.10%	.42%	.27%
Supplemental Data
Net assets, end of period (in millions)	$962	$1,000	$1,078	$1,072	$767	$875
Portfolio turnover rateG	72%F	57%	51%	70%	62%	74%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Discovery Fund Class K

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.48	$24.94	$23.09	$17.45	$15.09	$14.88
Income from Investment Operations
Net investment income (loss)A	.05	.04	.10	.05	.09	.06
Net realized and unrealized gain (loss)	.94	(.43)	1.82	5.63	2.36	.26
Total from investment operations	.99	(.39)	1.92	5.68	2.45	.32
Distributions from net investment income	(.04)	(.06)	(.07)	(.04)	(.09)	(.06)
Distributions from net realized gain	–	(.01)	–	(.01)	–	(.06)
Total distributions	(.04)	(.07)	(.07)	(.04)B	(.09)	(.11)C
Net asset value, end of period	$25.43	$24.48	$24.94	$23.09	$17.45	$15.09
Total ReturnD,E	4.04%	(1.57)%	8.32%	32.62%	16.28%	2.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.66%	.64%	.68%	.72%	.64%
Expenses net of fee waivers, if any	.54%H	.66%	.64%	.68%	.72%	.64%
Expenses net of all reductions	.54%H	.65%	.64%	.67%	.71%	.63%
Net investment income (loss)	.39%H	.16%	.40%	.24%	.58%	.44%
Supplemental Data
Net assets, end of period (in millions)	$163	$176	$202	$190	$137	$144
Portfolio turnover rateI	72%H	57%	51%	70%	62%	74%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.055 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$233,638
Gross unrealized depreciation	(51,886)
Net unrealized appreciation (depreciation) on securities	$181,752
Tax cost	$948,732

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(136,052)

The Fund elected to defer to its next fiscal year approximately $20,072 of capital losses recognized during the period November 1, 2015 to June 30, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. During the period the Fund recognized net realized gain (loss) of $367 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $398,634 and $445,821, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Discovery	$856.17
Class K	41.05
	$897

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,529.74%		$1

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $227, including $28 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2016	Year ended June 30, 2016
From net investment income
Growth Discovery	$880	$1,330
Class K	255	459
Total	$1,135	$1,789
From net realized gain
Growth Discovery	$–	$471
Class K	–	84
Total	$–	$555

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2016	Year ended June 30, 2016	Six months ended December 31, 2016	Year ended June 30, 2016
Growth Discovery
Shares sold	1,304	5,290	$33,269	$128,658
Reinvestment of distributions	32	68	821	1,697
Shares redeemed	(4,355)	(7,766)	(110,966)	(188,307)
Net increase (decrease)	(3,019)	(2,408)	$(76,876)	$(57,952)
Class K
Shares sold	476	1,980	$12,034	$48,709
Reinvestment of distributions	10	22	255	543
Shares redeemed	(1,271)	(2,901)	(32,453)	(71,361)
Net increase (decrease)	(785)	(899)	$(20,164)	$(22,109)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Growth Discovery	.66%
Actual		$1,000.00	$1,039.80	$3.39
Hypothetical-C		$1,000.00	$1,021.88	$3.36
Class K	.54%
Actual		$1,000.00	$1,040.40	$2.78
Hypothetical-C		$1,000.00	$1,022.48	$2.75

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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www.fidelity.com

CII-K-SANN-0217
1.863274.108

Fidelity® Fund Class K Semi-Annual Report December 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.4	1.5
Microsoft Corp.	3.2	1.0
JPMorgan Chase & Co.	3.1	1.0
Bank of America Corp.	3.0	0.0
Chevron Corp.	2.5	1.9
Berkshire Hathaway, Inc. Class B	2.4	2.7
Wells Fargo & Co.	2.3	1.3
Johnson & Johnson	2.2	2.2
Amphenol Corp. Class A	2.2	2.1
Comcast Corp. Class A	2.1	1.7
	27.4

Top Five Market Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	20.3
Financials	19.9	11.9
Consumer Discretionary	13.1	12.5
Health Care	11.5	14.3
Energy	11.3	5.7

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 6.4%

As of June 30, 2016*
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 8.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Hotels, Restaurants & Leisure - 3.2%
Domino's Pizza, Inc.	251,400	$40,033
Starbucks Corp.	983,996	54,631
Vail Resorts, Inc.	255,000	41,134
		135,798
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (a)	110,000	82,486
Media - 3.1%
Comcast Corp. Class A	1,320,700	91,194
The Walt Disney Co.	400,000	41,688
		132,882
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	350,000	27,013
Specialty Retail - 3.1%
AutoZone, Inc. (a)	47,300	37,357
Home Depot, Inc.	500,000	67,040
TJX Companies, Inc.	358,800	26,957
		131,354
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	648,200	32,948

TOTAL CONSUMER DISCRETIONARY		542,481

CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	254,200	24,736
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	325,000	52,036
Food Products - 0.8%
Mondelez International, Inc.	779,600	34,560
Household Products - 0.4%
Spectrum Brands Holdings, Inc. (b)	150,000	18,350
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	192,300	14,709
Tobacco - 0.6%
Reynolds American, Inc.	450,000	25,218

TOTAL CONSUMER STAPLES		169,609

ENERGY - 11.3%
Energy Equipment & Services - 1.4%
Schlumberger Ltd.	735,000	61,703
Oil, Gas & Consumable Fuels - 9.9%
Anadarko Petroleum Corp.	870,450	60,696
Cheniere Energy Partners LP	581,461	16,758
Chevron Corp.	910,000	107,107
ConocoPhillips Co.	1,248,100	62,580
Devon Energy Corp.	800,000	36,536
EOG Resources, Inc.	300,000	30,330
EQT Midstream Partners LP	193,700	14,853
Kinder Morgan, Inc.	1,350,000	27,959
Suncor Energy, Inc.	900,000	29,427
Teekay LNG Partners LP	1,000,000	14,450
Williams Partners LP	550,000	20,917
		421,613

TOTAL ENERGY		483,316

FINANCIALS - 19.9%
Banks - 11.4%
Bank of America Corp.	5,700,000	125,970
Citigroup, Inc.	1,200,000	71,316
JPMorgan Chase & Co.	1,548,900	133,655
SunTrust Banks, Inc.	1,041,300	57,115
Wells Fargo & Co.	1,778,367	98,006
		486,062
Capital Markets - 4.2%
Goldman Sachs Group, Inc.	350,000	83,808
Moody's Corp.	116,593	10,991
Morgan Stanley	1,200,000	50,700
MSCI, Inc.	250,000	19,695
S&P Global, Inc.	115,725	12,445
		177,639
Consumer Finance - 0.4%
Capital One Financial Corp.	200,000	17,448
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	638,900	104,128
Insurance - 1.5%
American International Group, Inc.	577,500	37,717
Marsh & McLennan Companies, Inc.	375,000	25,346
		63,063

TOTAL FINANCIALS		848,340

HEALTH CARE - 11.5%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	225,000	27,529
Amgen, Inc.	551,300	80,606
		108,135
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	1,512,000	32,705
Danaher Corp.	703,200	54,737
Medtronic PLC	609,700	43,429
		130,871
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	300,000	48,012
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	257,700	36,361
Pharmaceuticals - 3.9%
Allergan PLC	121,900	25,600
Bristol-Myers Squibb Co.	800,000	46,752
Johnson & Johnson	800,000	92,168
		164,520

TOTAL HEALTH CARE		487,899

INDUSTRIALS - 8.9%
Aerospace & Defense - 5.0%
Huntington Ingalls Industries, Inc.	245,500	45,219
Northrop Grumman Corp.	225,000	52,331
Raytheon Co.	500,000	71,000
United Technologies Corp.	400,000	43,848
		212,398
Building Products - 1.0%
A.O. Smith Corp.	443,980	21,022
Masco Corp.	750,000	23,715
		44,737
Electrical Equipment - 0.6%
Fortive Corp.	451,600	24,219
Machinery - 2.3%
Caterpillar, Inc.	550,000	51,007
Flowserve Corp.	600,000	28,830
Xylem, Inc.	400,000	19,808
		99,645

TOTAL INDUSTRIALS		380,999

INFORMATION TECHNOLOGY - 20.0%
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	1,366,776	91,847
Internet Software & Services - 3.8%
Alphabet, Inc.:
Class A (a)	110,600	87,645
Class C (a)	26,027	20,088
Facebook, Inc. Class A (a)	489,200	56,282
		164,015
IT Services - 2.7%
CSRA, Inc.	500,000	15,920
MasterCard, Inc. Class A	460,300	47,526
Visa, Inc. Class A	646,400	50,432
		113,878
Semiconductors & Semiconductor Equipment - 2.3%
Lam Research Corp.	250,000	26,433
NXP Semiconductors NV (a)	305,817	29,973
Texas Instruments, Inc.	575,000	41,958
		98,364
Software - 4.6%
Adobe Systems, Inc. (a)	574,400	59,134
Microsoft Corp.	2,200,000	136,708
		195,842
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	1,622,200	187,882

TOTAL INFORMATION TECHNOLOGY		851,828

MATERIALS - 7.3%
Chemicals - 6.7%
CF Industries Holdings, Inc.	900,000	28,332
E.I. du Pont de Nemours & Co.	725,000	53,215
Ecolab, Inc.	402,500	47,181
LyondellBasell Industries NV Class A	650,000	55,757
Monsanto Co.	428,500	45,082
The Chemours Co. LLC	500,000	11,045
The Scotts Miracle-Gro Co. Class A	250,000	23,888
W.R. Grace & Co.	300,000	20,292
		284,792
Construction Materials - 0.6%
Vulcan Materials Co.	212,299	26,569

TOTAL MATERIALS		311,361

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	244,100	25,796
Easterly Government Properties, Inc.	1,211,300	24,250
Public Storage	200,000	44,700
		94,746
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	650,000	37,382
UTILITIES - 0.3%
Water Utilities - 0.3%
American Water Works Co., Inc.	175,000	12,663
TOTAL COMMON STOCKS
(Cost $3,278,295)		4,220,624

Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany)
(Cost $16,765)	300,000	16,339
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.49% 1/12/17 to 2/16/17 (c)
(Cost $12,776)	12,780	12,776
	Shares	Value (000s)

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.60% (d)	68,397,727	$68,411
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	1,443,674	1,444
TOTAL MONEY MARKET FUNDS
(Cost $69,855)		69,855
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $3,377,691)		4,319,594
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(55,255)
NET ASSETS - 100%		$4,264,339

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,275,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$210
Fidelity Securities Lending Cash Central Fund	16
Total	$226

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$558,820	$558,820	$--	$--
Consumer Staples	169,609	169,609	--	--
Energy	483,316	483,316	--	--
Financials	848,340	848,340	--	--
Health Care	487,899	487,899	--	--
Industrials	380,999	380,999	--	--
Information Technology	851,828	851,828	--	--
Materials	311,361	311,361	--	--
Real Estate	94,746	94,746	--	--
Telecommunication Services	37,382	37,382	--	--
Utilities	12,663	12,663	--	--
U.S. Government and Government Agency Obligations	12,776	--	12,776	--
Money Market Funds	69,855	69,855	--	--
Total Investments in Securities:	$4,319,594	$4,306,818	$12,776	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,407) — See accompanying schedule: Unaffiliated issuers (cost $3,307,836)	$4,249,739
Fidelity Central Funds (cost $69,855)	69,855
Total Investments (cost $3,377,691)		$4,319,594
Cash		1
Foreign currency held at value (cost $1,073)		1,073
Receivable for investments sold		34,325
Receivable for fund shares sold		1,786
Dividends receivable		3,052
Distributions receivable from Fidelity Central Funds		62
Prepaid expenses		9
Other receivables		177
Total assets		4,360,079
Liabilities
Payable for investments purchased	$1,073
Payable for fund shares redeemed	91,043
Accrued management fee	1,234
Payable for daily variation margin for derivative instruments	151
Other affiliated payables	581
Other payables and accrued expenses	212
Collateral on Securities Loaned	1,446
Total liabilities		95,740
Net Assets		$4,264,339
Net Assets consist of:
Paid in capital		$3,151,276
Distributions in excess of net investment income		(2,452)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		173,646
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		941,869
Net Assets		$4,264,339
Fidelity Fund:
Net Asset Value, offering price and redemption price per share ($3,714,899 ÷ 90,280 shares)		$41.15
Class K:
Net Asset Value, offering price and redemption price per share ($549,440 ÷ 13,358 shares)		$41.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2016 (Unaudited)
Investment Income
Dividends		$35,386
Interest		8
Income from Fidelity Central Funds		226
Total income		35,620
Expenses
Management fee	$7,455
Transfer agent fees	2,998
Accounting and security lending fees	529
Custodian fees and expenses	42
Independent trustees' fees and expenses	10
Registration fees	29
Audit	41
Legal	13
Miscellaneous	16
Total expenses before reductions	11,133
Expense reductions	(52)	11,081
Net investment income (loss)		24,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	273,954
Fidelity Central Funds	(11)
Foreign currency transactions	34
Futures contracts	10,066
Total net realized gain (loss)		284,043
Change in net unrealized appreciation (depreciation) on: Investment securities	(102,079)
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		(102,089)
Net gain (loss)		181,954
Net increase (decrease) in net assets resulting from operations		$206,493

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2016 (Unaudited)	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,539	$43,748
Net realized gain (loss)	284,043	177,083
Change in net unrealized appreciation (depreciation)	(102,089)	(272,836)
Net increase (decrease) in net assets resulting from operations	206,493	(52,005)
Distributions to shareholders from net investment income	(45,768)	(36,756)
Distributions to shareholders from net realized gain	(254,005)	(224,972)
Total distributions	(299,773)	(261,728)
Share transactions - net increase (decrease)	(99,982)	(324,381)
Total increase (decrease) in net assets	(193,262)	(638,114)
Net Assets
Beginning of period	4,457,601	5,095,715
End of period	$4,264,339	$4,457,601
Other Information
Undistributed net investment income end of period	$–	$18,777
Distributions in excess of net investment income end of period	$(2,452)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Fund

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$42.04	$44.69	$45.42	$39.77	$34.51	$34.35
Income from Investment Operations
Net investment income (loss)A	.23	.38	.34	.35	.44	.37
Net realized and unrealized gain (loss)	1.77	(.73)	3.91	8.61	5.31	.02
Total from investment operations	2.00	(.35)	4.25	8.96	5.75	.39
Distributions from net investment income	(.44)	(.31)	(.30)	(.32)	(.49)	(.23)
Distributions from net realized gain	(2.45)	(1.99)	(4.68)	(2.98)	–	–
Total distributions	(2.89)	(2.30)	(4.98)	(3.31)B	(.49)	(.23)
Net asset value, end of period	$41.15	$42.04	$44.69	$45.42	$39.77	$34.51
Total ReturnC,D	4.74%	(.83)%	10.52%	23.70%	16.85%	1.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.52%	.52%	.53%	.56%	.58%
Expenses net of fee waivers, if any	.52%G	.52%	.52%	.53%	.56%	.58%
Expenses net of all reductions	.52%G	.52%	.52%	.53%	.55%	.58%
Net investment income (loss)	1.09%G	.91%	.79%	.82%	1.18%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$3,715	$3,762	$4,143	$4,811	$4,451	$4,364
Portfolio turnover rateH	80%G	67%	59%I	93%	113%	102%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Fund Class K

	Six months ended (Unaudited) December 31,	Years ended June 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$42.04	$44.69	$45.42	$39.78	$34.52	$34.35
Income from Investment Operations
Net investment income (loss)A	.25	.42	.39	.40	.49	.42
Net realized and unrealized gain (loss)	1.77	(.72)	3.91	8.60	5.31	.02
Total from investment operations	2.02	(.30)	4.30	9.00	5.80	.44
Distributions from net investment income	(.48)	(.36)	(.35)	(.38)	(.54)	(.27)
Distributions from net realized gain	(2.45)	(1.99)	(4.68)	(2.98)	–	–
Total distributions	(2.93)	(2.35)	(5.03)	(3.36)	(.54)	(.27)
Net asset value, end of period	$41.13	$42.04	$44.69	$45.42	$39.78	$34.52
Total ReturnB,C	4.80%	(.72)%	10.65%	23.83%	17.03%	1.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.42%F	.41%	.41%	.41%	.42%	.43%
Expenses net of fee waivers, if any	.41%F	.41%	.41%	.41%	.42%	.43%
Expenses net of all reductions	.41%F	.41%	.41%	.41%	.41%	.42%
Net investment income (loss)	1.20%F	1.02%	.90%	.94%	1.32%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$549	$696	$952	$1,119	$994	$814
Portfolio turnover rateG	80%F	67%	59%H	93%	113%	102%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$967,775
Gross unrealized depreciation	(32,153)
Net unrealized appreciation (depreciation) on securities	$935,622
Tax cost	$3,383,972

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $10,066 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,739,667 and $2,042,174, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Fund	$2,842.15
Class K	156.05
	$2,998

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $38 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,372.57%		$–(a)

 (a) In the amount of less than five hundred dollars.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16, including $1 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $35 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2016	Year ended June 30, 2016
From net investment income
Fidelity Fund	$38,394	$28,914
Class K	7,374	7,842
Total	$45,768	$36,756
From net realized gain
Fidelity Fund	$216,202	$183,334
Class K	37,803	41,638
Total	$254,005	$224,972

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2016	Year ended June 30, 2016	Six months ended December 31, 2016	Year ended June 30, 2016
Fidelity Fund
Shares sold	1,149	3,667	$48,160	$152,399
Reinvestment of distributions	5,609	4,583	234,849	196,417
Shares redeemed	(5,963)	(11,490)	(250,140)	(476,458)
Net increase (decrease)	795	(3,240)	$32,869	$(127,642)
Class K
Shares sold	752	7,320	$31,607	$293,997
Reinvestment of distributions	1,079	1,156	45,177	49,480
Shares redeemed	(5,024)	(13,234)	(209,635)	(540,216)
Net increase (decrease)	(3,193)	(4,758)	$(132,851)	$(196,739)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Fidelity Fund	.52%
Actual		$1,000.00	$1,047.40	$2.68
Hypothetical-C		$1,000.00	$1,022.58	$2.65
Class K	.41%
Actual		$1,000.00	$1,048.00	$2.12
Hypothetical-C		$1,000.00	$1,023.14	$2.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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www.fidelity.com

FID-K-SANN-0217
1.863258.108

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 22, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 22, 2017